UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments.

Schedule of investments

Delaware Foundation® Conservative Allocation Fund
June 30, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 36.35%
US Markets – 20.62%
Consumer Discretionary – 1.65%
Amazon.com †	55	$93,489
American Eagle Outfitters	655	15,229
Aramark	630	23,373
BorgWarner	540	23,306
Cheesecake Factory	435	23,951
Chuy’s Holdings †	545	16,731
Cinemark Holdings	330	11,576
Comcast Class A	875	28,709
Del Frisco’s Restaurant
Group †	435	5,481
Dollar General	803	79,176
Dollar Tree †	1,400	119,000
Domino’s Pizza	130	36,682
Five Below †	305	29,802
Hasbro	237	21,877
Home Depot	405	79,015
Jack in the Box	275	23,408
Liberty Global Class A †	614	16,910
Liberty Global Class C †	2,683	71,395
Lowe’s	1,500	143,355
Malibu Boats Class A †	650	27,261
NIKE Class B	405	32,270
Starbucks	550	26,868
Steven Madden	792	42,055
Tenneco	505	22,200
Toll Brothers	405	14,981
Tractor Supply	225	17,210
TripAdvisor †	1,356	75,543
Twenty-First Century Fox
Class A	340	16,895
Walt Disney	340	35,635
		1,173,383
Consumer Staples – 0.55%
Archer-Daniels-Midland	3,100	142,073
Casey’s General Stores	230	24,168
General Mills	495	21,909
J&J Snack Foods	167	25,462
Mondelez International	3,273	134,193
PepsiCo	235	25,584
Pinnacle Foods	265	17,241
		390,630
Energy – 1.25%
Carrizo Oil & Gas †	1,195	33,281
Chevron	440	55,629
ConocoPhillips	2,100	146,202
EOG Resources	290	36,085
Halliburton	3,700	166,722
Keane Group †	1,130	15,447
Marathon Oil	6,860	143,100
Occidental Petroleum	2,085	174,473
Pioneer Energy Services †	3,055	17,872
Pioneer Natural Resources	215	40,687
SRC Energy †	2,955	32,564
Superior Energy Services †	1,065	10,373
US Silica Holdings	460	11,817
		884,252
Financials – 2.73%
Allstate	1,500	136,905
American Equity Investment
Life Holding	560	20,160
American International
Group	2,600	137,852
Bank of New York Mellon	2,500	134,825
BB&T	2,700	136,188
BlackRock	100	49,904
Bryn Mawr Bank	250	11,575
Capital One Financial	310	28,489
CenterState Bank	595	17,743
Charles Schwab	1,438	73,482
City Holding	255	19,184
CME Group	349	57,208
CoBiz Financial	793	17,034
Comerica	290	26,367
East West Bancorp	445	29,014
Essent Group †	720	25,790
Evercore Class A	265	27,944
FCB Financial Holdings
Class A †	365	21,462
First Bancorp (North
Carolina)	440	18,000
First Financial Bancorp	687	21,057
First Interstate BancSystem	570	24,054
Great Western Bancorp	700	29,393
Hope Bancorp	1,405	25,051
Houlihan Lokey	145	7,427
Independent Bank	250	19,600
Independent Bank Group	295	19,706
Infinity Property & Casualty	150	21,353
Intercontinental Exchange	1,552	114,150
Invesco	955	25,365
JPMorgan Chase & Co.	770	80,234
KeyCorp	2,240	43,770

(continues)       NQ-444 [6/18] 8/18 (566788) 1

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Financials (continued)
LendingTree †	40	$8,552
Marsh & McLennan	1,700	139,349
MGIC Investment †	3,515	37,681
Old National Bancorp	1,345	25,017
Primerica	295	29,382
Prudential Financial	230	21,507
Raymond James Financial	280	25,018
Reinsurance Group of
America	105	14,015
Selective Insurance Group	425	23,375
State Street	265	24,669
Sterling Bancorp	1,120	26,320
Stifel Financial	450	23,513
Travelers	145	17,739
Umpqua Holdings	1,120	25,301
United Bankshares	499	18,164
US Bancorp	510	25,510
WSFS Financial	570	30,381
		1,935,779
Healthcare – 3.33%
Abbott Laboratories	2,920	178,091
AbbVie	295	27,332
Adamas Pharmaceuticals †	745	19,243
Biogen †	321	93,167
Brookdale Senior Living †	3,025	27,497
Cardinal Health	2,500	122,075
Catalent †	640	26,810
Celgene †	250	19,855
Cigna	185	31,441
Clovis Oncology †	400	18,188
CONMED	455	33,306
CryoLife †	1,051	29,270
CVS Health	2,100	135,135
DENTSPLY SIRONA	1,072	46,921
DexCom †	265	25,170
Edwards Lifesciences †	160	23,291
Eli Lilly & Co.	275	23,466
Encompass Health	335	22,686
Exact Sciences †	360	21,524
Express Scripts Holding †	2,110	162,913
Illumina †	198	55,299
IQVIA Holdings †	934	93,232
Johnson & Johnson	1,510	183,223
Ligand Pharmaceuticals
Class B †	175	36,255
Medicines †	675	24,773
Merck & Co.	2,850	172,995
Merit Medical Systems †	621	31,795
Natera †	1,030	19,385
NuVasive †	315	16,418
Pfizer	3,968	143,959
Prestige Brands Holdings †	556	21,339
Puma Biotechnology †	275	16,266
Quest Diagnostics	1,200	131,928
Quidel †	495	32,917
Repligen †	635	29,870
Retrophin †	905	24,670
Spark Therapeutics †	195	16,138
Spectrum Pharmaceuticals †	495	10,375
TESARO †	175	7,782
Thermo Fisher Scientific	180	37,285
UnitedHealth Group	293	71,885
Vanda Pharmaceuticals †	1,480	28,194
Vertex Pharmaceuticals †	170	28,893
West Pharmaceutical Services	150	14,894
Wright Medical Group †	1,070	27,777
		2,364,928
Industrials – 1.77%
ABM Industries	735	21,447
Applied Industrial
Technologies	385	27,008
ASGN †	305	23,848
Barnes Group	444	26,152
Casella Waste Systems †	1,050	26,891
Columbus McKinnon	630	27,317
Continental Building
Products †	1,315	41,488
Eaton	260	19,432
ESCO Technologies	380	21,926
Federal Signal	1,045	24,338
FedEx	392	89,008
Gates Industrial †	520	8,460
Granite Construction	425	23,655
Hawaiian Holdings	270	9,707
Honeywell International	160	23,048
Ingersoll-Rand	145	13,011
Kadant	289	27,787
KeyW Holding †	655	5,725
Kforce	814	27,920
KLX †	260	18,694
Knight-Swift Transportation
Holdings	551	21,054

2 NQ-444 [6/18] 8/18 (566788)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Industrials (continued)
Lockheed Martin	85	$25,112
MasTec †	200	10,150
MYR Group †	655	23,226
Navigant Consulting †	755	16,716
Nielsen Holdings	375	11,599
Northrop Grumman	400	123,080
Oshkosh	195	13,712
Parker-Hannifin	240	37,404
Raytheon	600	115,908
Rockwell Automation	60	9,974
Southwest Airlines	420	21,370
Tetra Tech	515	30,128
Union Pacific	350	49,588
United Technologies	340	42,510
US Ecology	490	31,213
WageWorks †	306	15,300
Waste Management	1,700	138,278
Woodward	145	11,145
		1,254,329
Information Technology – 4.16%
Accenture Class A	205	33,536
Adobe Systems †	155	37,791
Alphabet Class A †	180	203,254
Alphabet Class C †	42	46,857
Analog Devices	245	23,500
Anixter International †	270	17,091
Apple	700	129,577
Applied Materials	1,361	62,865
Apptio Class A †	612	22,154
Arista Networks †	198	50,983
Autodesk †	527	69,084
Belden	335	20,475
Blackbaud	115	11,782
Broadcom	180	43,675
Brooks Automation	785	25,607
CA	3,928	140,033
Cisco Systems	4,215	181,371
Convergys	480	11,731
eBay †	2,135	77,415
Electronic Arts †	607	85,599
ExlService Holdings †	435	24,625
Facebook Class A †	275	53,438
GrubHub †	255	26,752
II-VI †	540	23,463
Intel	3,880	192,875
j2 Global	350	30,313
MACOM Technology Solutions
Holdings †	246	5,668
Mastercard Class A	725	142,477
MaxLinear Class A †	1,165	18,162
Microsoft	2,742	270,389
NETGEAR †	360	22,500
Oracle	3,165	139,450
Paycom Software †	135	13,342
PayPal Holdings †	1,949	162,293
Plantronics	280	21,350
Proofpoint †	185	21,332
PTC †	235	22,045
Q2 Holdings †	455	25,958
salesforce.com †	270	36,828
Semtech †	600	28,230
ServiceNow †	80	13,798
Silicon Laboratories †	225	22,410
SS&C Technologies Holdings	440	22,836
Take-Two Interactive
Software †	747	88,415
Tyler Technologies †	155	34,426
Visa Class A	1,356	179,602
Yelp †	380	14,888
		2,952,245
Materials – 0.64%
Axalta Coating Systems †	395	11,972
Balchem	150	14,721
Boise Cascade	710	31,737
DowDuPont	2,569	169,348
Eastman Chemical	385	38,485
Kaiser Aluminum	290	30,192
Minerals Technologies	415	31,270
Neenah	440	37,334
Quaker Chemical	175	27,102
Venator Materials †	530	8,671
WestRock	470	26,799
Worthington Industries	570	23,923
		451,554
Real Estate – 3.69%
American Tower	350	50,459
Apartment Investment &
Management	725	30,667
Armada Hoffler Properties	675	10,057
AvalonBay Communities	525	90,242
Boston Properties	700	87,794

(continues)     NQ-444 [6/18] 8/18 (566788) 3

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Real Estate (continued)
Brandywine Realty Trust	2,425	$40,934
Brixmor Property Group	910	15,861
Camden Property Trust	200	18,226
Cousins Properties	2,175	21,076
Crown Castle International	638	68,789
DCT Industrial Trust	300	20,019
DDR	1,000	17,900
Douglas Emmett	1,550	62,279
EastGroup Properties	245	23,412
Equinix	102	43,849
Equity LifeStyle Properties	425	39,057
Equity Residential	3,700	235,653
Essex Property Trust	425	101,605
Extra Space Storage	375	37,429
Federal Realty Investment
Trust	225	28,474
First Industrial Realty Trust	2,690	89,685
GGP	3,175	64,865
Gramercy Property Trust	986	26,938
Highwoods Properties	950	48,193
Host Hotels & Resorts	2,850	60,049
JBG SMITH Properties	475	17,323
Kilroy Realty	525	39,711
Kimco Realty	1,550	26,335
Kite Realty Group Trust	1,548	26,440
LaSalle Hotel Properties	425	14,548
Lexington Realty Trust	1,675	14,623
Liberty Property Trust	375	16,624
LTC Properties	125	5,343
Macerich	425	24,153
Mack-Cali Realty	1,050	21,294
Mid-America Apartment
Communities	397	39,966
National Retail Properties	700	30,772
Omega Healthcare Investors	475	14,725
Pebblebrook Hotel Trust	1,270	49,276
Prologis	2,025	133,022
PS Business Parks	250	32,125
Public Storage	425	96,415
Ramco-Gershenson Properties
Trust	3,410	45,046
Regency Centers	1,017	63,135
RLJ Lodging Trust	1,050	23,153
Sabra Health Care REIT	425	9,235
Simon Property Group	1,175	199,973
SL Green Realty	525	52,778
Spirit MTA REIT †	223	2,292
Spirit Realty Capital	2,225	17,867
Tanger Factory Outlet Centers	950	22,316
Taubman Centers	300	17,628
UDR	1,375	51,618
Urban Edge Properties	375	8,576
Ventas	1,275	72,611
Vornado Realty Trust	950	70,224
Welltower	425	26,643
		2,619,302
Telecommunication Services – 0.48%
AT&T	5,550	178,211
ATN International	394	20,791
Verizon Communications	2,800	140,868
		339,870
Utilities – 0.37%
Edison International	2,057	130,146
NorthWestern	580	33,205
PPL	1,310	37,401
South Jersey Industries	900	30,123
Spire	420	29,673
		260,548
Total US Markets
(cost $9,066,344)		14,626,820
Developed Markets – 11.07%§
Consumer Discretionary – 2.16%
Bandai Namco Holdings	600	24,766
Bayerische Motoren Werke	1,226	111,145
Cie Generale des
Etablissements Michelin	831	101,217
Denso	700	34,218
Donaco International	43,500	4,668
Genting Singapore	30,000	26,862
HUGO BOSS	240	21,794
Industria de Diseno Textil	870	29,728
Kering	214	120,856
Luxottica Group	310	20,005
LVMH Moet Hennessy Louis
Vuitton	90	29,975
Nitori Holdings	126	19,666
Oriental Land	200	21,000
Persimmon	500	16,715
Playtech	14,090	140,022
Publicis Groupe	643	44,258
Puma	24	14,042
Sodexo	176	17,598
Sony	1,100	56,274

4 NQ-444 [6/18] 8/18 (566788)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
Stanley Electric	900	$30,728
Swatch Group	55	26,164
Techtronic Industries	26,500	147,774
Toyota Motor	2,699	174,790
USS	1,200	22,848
Valeo	1,610	88,029
Vivendi	1,300	31,881
WPP	1,420	22,357
Yue Yuen Industrial Holdings	48,000	135,515
		1,534,895
Consumer Staples – 1.44%
Aeon	1,200	25,688
Anheuser-Busch InBev	265	26,769
Asahi Group Holdings	400	20,492
Carlsberg Class B	1,128	132,886
Chocoladefabriken Lindt &
Spruengli	5	32,465
Coca-Cola Amatil	3,522	23,979
Coca-Cola HBC †	680	22,714
Diageo	860	30,894
Essity Class B	1,060	26,178
Imperial Brands	4,847	180,518
Jeronimo Martins	1,030	14,879
Koninklijke Ahold Delhaize	1,430	34,242
L’Oreal	220	54,338
Matsumotokiyoshi Holdings	2,400	107,844
Nestle	730	56,687
Reckitt Benckiser Group
(United Kingdom)	140	11,527
Sundrug	600	24,333
Suntory Beverage & Food	500	21,361
Tate & Lyle	2,900	24,755
Treasury Wine Estates	1,900	24,452
Unicharm	700	21,073
Unilever	310	17,150
Unilever CVA	520	29,018
WH Group 144A #	26,500	21,583
Woolworths Group	1,520	34,331
		1,020,156
Energy – 0.41%
Caltex Australia	855	20,589
Galp Energia	1,485	28,328
Neste	395	30,998
Suncor Energy	2,200	89,530
TOTAL	1,994	121,576
		291,021
Financials – 1.57%
AIA Group	8,200	71,699
AXA	5,191	127,394
Banco Espirito Santo
Class R =†	85,000	0
Banco Santander	17,142	91,925
Bank Leumi Le-Israel	5,700	33,655
DBS Group Holdings	1,400	27,342
ING Groep	7,947	114,410
Investec	3,900	27,691
Mediobanca Banca di Credito
Finanziario	1,530	14,226
Mitsubishi UFJ Financial
Group	28,781	164,058
Nordea Bank	14,034	135,189
Prudential	1,900	43,493
Standard Chartered	12,374	113,106
UniCredit	6,070	101,338
United Overseas Bank	2,400	47,137
		1,112,663
Healthcare – 1.29%
Astellas Pharma	3,000	45,766
Bayer	460	50,684
Fresenius SE & Co.	515	41,377
Indivior †	4,420	22,353
Koninklijke Philips	4,526	192,523
Lonza Group †	85	22,617
Merck	240	23,436
Novartis	1,935	147,094
Novo Nordisk Class B	570	26,445
Roche Holding	260	57,905
Sanofi	888	71,190
Shire	2,689	151,357
Smith & Nephew	2,200	40,590
Sumitomo Dainippon Pharma	1,000	21,180
		914,517
Industrials – 2.26%
ABB	1,370	30,034
Brambles	4,850	31,872
Brenntag	560	31,207
Cie de Saint-Gobain	575	25,698
Deutsche Post	4,770	155,804
East Japan Railway	1,125	107,861
Eiffage	210	22,851
Elbit Systems	140	16,429
Fraport Frankfurt Airport
Services Worldwide	290	27,980

(continues)     NQ-444 [6/18] 8/18 (566788) 5

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials (continued)
Fuji Electric	3,000	$22,870
Intertek Group	340	25,649
ITOCHU	11,237	203,751
Japan Airlines	600	21,287
Leonardo	6,058	59,893
Meggitt	13,905	90,526
MINEBEA MITSUMI	9,400	159,108
Mitsubishi Electric	1,700	22,641
Qantas Airways	5,500	25,073
Rexel	1,582	22,751
Rolls-Royce Holdings =†	127,800	152
Rolls-Royce Holdings †	1,680	21,910
Safran	335	40,706
Schneider Electric	370	30,860
Shimizu	2,700	28,021
Teleperformance	535	94,528
Tokyu	1,700	29,297
Vestas Wind Systems	276	17,088
Vinci	1,511	145,328
Volvo Class B	2,033	32,503
West Japan Railway	400	29,496
Wolters Kluwer	465	26,206
		1,599,380
Information Technology – 0.76%
Amadeus IT Group	430	33,946
ASM Pacific Technology	2,300	29,081
ASML Holding (New York
Shares)	216	42,762
Capgemini	220	29,597
CGI Group Class A †	1,732	109,758
Computershare	2,000	27,278
Fujitsu	4,000	24,271
Infineon Technologies	1,270	32,376
InterXion Holding †	355	22,159
Nice †	330	34,062
Sage Group	2,500	20,740
SAP	365	42,177
Seiko Epson	1,500	26,094
Tokyo Electron	200	34,358
Trend Micro	500	28,542
		537,201
Materials – 0.70%
Air Liquide	310	38,989
Alamos Gold	4,002	22,801
BASF	220	21,044
BlueScope Steel	2,000	25,547
Covestro 144A #	310	27,665
CRH	915	32,430
Daicel	2,600	28,791
Givaudan	16	36,385
Koninklijke DSM	285	28,663
Kuraray	1,600	22,053
Norsk Hydro	3,450	20,668
Rio Tinto	2,054	113,879
Shin-Etsu Chemical	400	35,670
South32	10,800	28,853
Yamana Gold	4,853	14,138
		497,576
Real Estate – 0.10%
Daito Trust Construction	200	32,534
Klepierre	575	21,655
Mirvac Group	12,650	20,315
		74,504
Telecommunication Services – 0.29%
Nippon Telegraph &
Telephone	2,944	133,911
Tele2 Class B	6,067	71,327
		205,238
Utilities – 0.09%
National Grid	2,124	23,502
Tokyo Gas	1,400	37,183
		60,685
Total Developed Markets
(cost $6,004,028)		7,847,836
Emerging Markets – 4.66%❖
Consumer Discretionary – 0.27%
Arcos Dorados Holdings
Class A	3,800	26,410
Astra International	65,600	30,214
B2W Cia Digital †	8,690	60,090
Grupo Televisa ADR	1,825	34,584
Hyundai Motor	152	17,116
Woolworths Holdings	5,149	20,814
		189,228
Consumer Staples – 0.63%
Atacadao Distribuicao
Comercio e Industria	3,300	12,670
BRF ADR †	2,700	12,636
China Mengniu Dairy †	14,000	47,466
Cia Brasileira de Distribuicao
ADR	1,400	27,972
Cia Cervecerias Unidas ADR	600	14,964

6 NQ-444 [6/18] 8/18 (566788)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Emerging Markets❖ (continued)
Consumer Staples (continued)
Coca-Cola Femsa ADR	1,130	$63,766
Fomento Economico
Mexicano ADR	300	26,337
Lotte Chilsung Beverage	18	24,824
Lotte Confectionery	97	15,753
Tingyi Cayman Islands
Holding	29,908	69,380
Uni-President China Holdings	63,600	81,713
Wal-Mart de Mexico	8,690	22,937
X5 Retail Group GDR	1,088	28,810
		449,228
Energy – 0.78%
China Petroleum & Chemical	33,350	29,798
Gazprom PJSC ADR	10,713	47,148
LUKOIL PJSC ADR	900	62,037
Petroleo Brasileiro ADR	3,219	32,287
PTT	11,310	16,386
Reliance Industries GDR
144A #	11,579	325,370
Rosneft Oil PJSC GDR	6,215	38,657
		551,683
Financials – 0.55%
Akbank Turk	22,491	36,817
Banco Bradesco ADR	2,838	19,469
Banco Santander Brasil ADR	1,400	10,500
Banco Santander Mexico
ADR	3,800	25,422
Grupo Financiero Banorte	4,100	24,108
ICICI Bank ADR	2,200	17,666
Industrial & Commercial Bank
of China	53,000	39,654
Itau Unibanco Holding ADR	3,403	35,323
KB Financial Group ADR	827	38,439
Ping An Insurance Group Co.
of China	3,500	32,209
Samsung Life Insurance	513	45,293
Sberbank of Russia PJSC	18,779	65,187
		390,087
Healthcare – 0.01%
Hypera	1,200	8,527
		8,527
Industrials – 0.03%
Gol Linhas Aereas Inteligentes
ADR †	1,450	7,743
Lotte †	323	16,606
		24,349
Information Technology – 1.82%
Alibaba Group Holding ADR †	1,236	229,315
Baidu ADR †	275	66,825
Hon Hai Precision Industry	15,468	42,211
Mail.Ru Group GDR †	513	14,877
MediaTek	8,000	78,718
NAVER	28	19,169
Samsung Electronics	5,550	232,308
SINA †	1,100	93,159
SK Hynix	615	47,291
Sohu.com ADR †	1,800	63,900
Taiwan Semiconductor
Manufacturing	14,034	99,656
Taiwan Semiconductor
Manufacturing ADR	700	25,592
Tencent Holdings	4,400	220,852
Weibo ADR †	220	19,527
WNS Holdings ADR †	710	37,048
		1,290,448
Materials – 0.09%
Cemex ADR †	2,100	13,776
Cia de Minas Buenaventura
ADR	2,100	28,623
Impala Platinum Holdings †	1,419	2,095
UltraTech Cement	305	16,999
		61,493
Real Estate – 0.04%
Etalon Group GDR 144A #	3,700	10,138
IRSA Inversiones y
Representaciones ADR	800	13,832
UEM Sunrise	30,859	5,424
		29,394
Telecommunication Services – 0.44%
America Movil Class L ADR	1,026	17,093
China Mobile	5,794	51,474
LG Uplus	1,820	22,862
Mobile TeleSystems PJSC ADR	1,400	12,362
SK Telecom	90	18,816
SK Telecom ADR	4,900	114,268
Telefonica Brasil ADR	1,750	20,773
TIM Participacoes ADR	1,600	26,976
Turkcell Iletisim Hizmetleri
ADR	2,387	15,611

(continues)     NQ-444 [6/18] 8/18 (566788) 7

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Emerging Markets❖ (continued)
Telecommunication Services (continued)
VEON ADR	3,322	$7,906
		308,141
Total Emerging Markets
(cost $2,490,443)		3,302,578

Total Common Stock
(cost $17,560,815)		25,777,234

Exchange-Traded Funds – 1.56%
iShares MSCI EAFE ETF	200	13,394
iShares MSCI EAFE Growth
ETF	970	76,436
iShares Russell 1000 Growth
ETF	5,630	809,594
Vanguard FTSE Developed
Markets ETF	315	13,514
Vanguard Mega Cap Growth
ETF	820	97,555
Vanguard Russell 1000
Growth ETF	675	99,259
Total Exchange-Traded
Funds (cost $863,055)		1,109,752

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 12.11%
Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00%
11/25/31	8,731	9,952
Fannie Mae Interest Strip
Series 417 C24 3.50%
12/25/42 Σ	65,490	12,067
Fannie Mae REMIC Trust
Series 2002-W1 2A 7.50%
2/25/42 ●	4,697	5,100
Fannie Mae REMICs
Series 2008-15 SB 4.509%
(6.60% minus LIBOR01M,
Cap 6.60%) 8/25/36 Σ●	17,517	2,870
Series 2011-101 EI 3.50%
10/25/26 Σ	19,344	1,845
Series 2012-51 SA 4.409%
(6.50% minus LIBOR01M,
Cap 6.50%) 5/25/42 Σ●	46,546	9,976
Series 2012-60 KI 3.00%
9/25/26 Σ	24,494	1,498
Series 2012-98 IY 3.00%
9/25/27 Σ	106,010	9,680
Series 2012-98 KI 3.50%
7/25/27 Σ	32,339	3,134
Series 2012-98 MI 3.00%
8/25/31 Σ	68,095	7,675
Series 2012-99 AI 3.50%
5/25/39 Σ	139,048	14,472
Series 2012-107 IG 3.50%
10/25/27 Σ	84,998	8,612
Series 2012-118 AI 3.50%
11/25/37 Σ	283,384	31,102
Series 2012-120 CI 3.50%
12/25/31 Σ	96,826	9,816
Series 2012-120 WI 3.00%
11/25/27 Σ	36,874	3,564
Series 2012-121 ID 3.00%
11/25/27 Σ	56,587	5,432
Series 2012-125 MI 3.50%
11/25/42 Σ	130,429	28,591
Series 2012-126 PI 3.50%
7/25/42 Σ	42,502	5,813
Series 2012-129 PZ 3.50%
12/25/42	35,249	34,281
Series 2012-137 EI 3.00%
12/25/27 Σ	127,893	11,316
Series 2012-137 QI 3.00%
12/25/27 Σ	128,227	12,857
Series 2012-137 WI 3.50%
12/25/32 Σ	56,367	9,347
Series 2012-139 NS
4.609% (6.70% minus
LIBOR01M, Cap 6.70%)
12/25/42 Σ●	74,198	16,569
Series 2012-153 DI 3.50%
1/25/28 Σ	32,472	3,207
Series 2013-2 DA 2.00%
11/25/42	2,496	2,192
Series 2013-4 PL 2.00%
2/25/43	8,000	6,466
Series 2013-7 EI 3.00%
10/25/40 Σ	1,486,217	201,104
Series 2013-7 GP 2.50%
2/25/43	7,000	6,213
Series 2013-9 IO 3.00%
2/25/28 Σ	38,422	3,424
Series 2013-26 HI 3.00%
4/25/32 Σ	43,291	3,717
Series 2013-26 ID 3.00%
4/25/33 Σ	86,982	12,379
Series 2013-38 AI 3.00%
4/25/33 Σ	83,808	11,141

8 NQ-444 [6/18] 8/18 (566788)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-43 IX 4.00%
5/25/43 Σ	218,189	$53,430
Series 2013-44 DI 3.00%
5/25/33 Σ	259,321	37,141
Series 2013-45 PI 3.00%
5/25/33 Σ	125,172	17,812
Series 2013-51 PI 3.00%
11/25/32 Σ	181,517	21,368
Series 2013-55 AI 3.00%
6/25/33 Σ	88,275	12,729
Series 2013-59 PY 2.50%
6/25/43	30,000	26,536
Series 2013-60 CI 3.00%
6/25/31 Σ	410,175	37,878
Series 2013-62 PY 2.50%
6/25/43	31,000	27,076
Series 2013-64 KI 3.00%
2/25/33 Σ	414,441	55,791
Series 2013-69 IJ 3.00%
7/25/33 Σ	50,428	7,113
Series 2013-69 IO 3.00%
11/25/31 Σ	44,864	4,333
Series 2013-71 ZA 3.50%
7/25/43	30,965	30,787
Series 2013-75 JI 3.00%
9/25/32 Σ	68,679	8,474
Series 2013-83 LI 2.50%
8/25/28 Σ	67,623	5,854
Series 2014-25 DI 3.50%
8/25/32 Σ	43,793	5,317
Series 2014-36 ZE 3.00%
6/25/44	73,460	66,592
Series 2014-46 IK 3.00%
9/25/40 Σ	55,809	6,669
Series 2014-59 AI 3.00%
10/25/40 Σ	51,593	5,155
Series 2014-63 KI 3.50%
11/25/33 Σ	44,630	5,673
Series 2014-68 BS 4.059%
(6.15% minus LIBOR01M,
Cap 6.15%) 11/25/44 Σ●	126,246	23,783
Series 2014-90 SA 4.059%
(6.15% minus LIBOR01M,
Cap 6.15%) 1/25/45 Σ●	52,278	9,547
Series 2014-94 AI 3.00%
10/25/32 Σ	49,704	4,739
Series 2015-11 BI 3.00%
1/25/33 Σ	49,203	4,980
Series 2015-28 GI 3.50%
6/25/34 Σ	84,786	10,696
Series 2015-40 GZ 3.50%
5/25/45	12,252	11,899
Series 2015-44 Z 3.00%
9/25/43	94,844	90,032
Series 2015-53 KB 3.00%
1/25/45	12,000	11,294
Series 2015-71 PI 4.00%
3/25/43 Σ	395,828	67,048
Series 2015-87 TI 3.50%
11/25/35 Σ	63,418	10,390
Series 2015-89 EZ 3.00%
12/25/45	46,461	40,810
Series 2015-95 SH 3.909%
(6.00% minus LIBOR01M,
Cap 6.00%) 1/25/46 Σ●	74,202	13,375
Series 2016-2 HI 3.00%
12/25/41 Σ	114,559	16,643
Series 2016-17 BI 4.00%
2/25/43 Σ	618,174	104,597
Series 2016-20 DI 3.50%
4/25/31 Σ	77,190	10,151
Series 2016-33 DI 3.50%
6/25/36 Σ	69,297	10,409
Series 2016-33 EL 3.00%
6/25/46	135,000	122,662
Series 2016-54 PI 3.00%
2/25/44 Σ	124,271	14,046
Series 2016-60 LI 3.00%
9/25/46 Σ	86,520	13,331
Series 2016-61 ML 3.00%
9/25/46	6,000	5,573
Series 2016-62 IC 3.00%
3/25/43 Σ	71,628	8,403
Series 2016-62 SA 3.909%
(6.00% minus LIBOR01M,
Cap 6.00%) 9/25/46 Σ●	105,844	21,369
Series 2016-72 AZ 3.00%
10/25/46	126,460	115,354
Series 2016-74 GS 3.909%
(6.00% minus LIBOR01M,
Cap 6.00%) 10/25/46 Σ●	981,723	216,645
Series 2016-80 BZ 3.00%
11/25/46	169,244	147,426
Series 2016-80 CZ 3.00%
11/25/46	147,169	128,190
Series 2016-80 JZ 3.00%
11/25/46	15,768	14,173
Series 2016-90 CI 3.00%
2/25/45 Σ	857,165	109,839
Series 2016-95 IO 3.00%
12/25/46 Σ	1,445,462	263,650

(continues)     NQ-444 [6/18] 8/18 (566788) 9

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-95 US 3.909%
(6.00% minus LIBOR01M,
Cap 6.00%) 12/25/46 Σ●	1,407,268	$255,576
Series 2016-99 TI 3.50%
3/25/36 Σ	72,140	10,728
Series 2016-101 ZP 3.50%
1/25/47	10,538	10,118
Series 2017-6 NI 3.50%
3/25/46 Σ	87,076	16,215
Series 2017-8 BZ 3.00%
2/25/47	3,130	2,768
Series 2017-8 SG 3.909%
(6.00% minus LIBOR01M,
Cap 6.00%) 2/25/47 Σ●	88,079	17,027
Series 2017-15 NI 3.50%
3/25/42 Σ	104,095	12,954
Series 2017-15 NZ 3.50%
3/25/47	1,048	1,023
Series 2017-16 SM
3.959% (6.05% minus
LIBOR01M, Cap 6.05%)
3/25/47 Σ●	85,043	16,489
Series 2017-16 YT 3.00%
7/25/46	9,000	8,774
Series 2017-16 YW 3.00%
3/25/47	5,000	4,668
Series 2017-17 LI 3.00%
4/25/37 Σ	82,952	7,994
Series 2017-24 AI 3.00%
8/25/46 Σ	86,870	14,444
Series 2017-25 BL 3.00%
4/25/47	1,000	942
Series 2017-26 VZ 3.00%
4/25/47	10,382	9,376
Series 2017-27 EM 3.00%
4/25/47	12,000	11,209
Series 2017-28 Z 3.50%
4/25/47	12,536	12,357
Series 2017-40 GZ 3.50%
5/25/47	5,208	5,128
Series 2017-40 IG 3.50%
3/25/43 Σ	89,084	13,838
Series 2017-46 BI 3.00%
4/25/47 Σ	81,456	13,601
Series 2017-55 HY 3.00%
7/25/47	48,000	45,204
Series 2017-59 KI 3.00%
3/25/47 Σ	103,586	18,521
Series 2017-61 SB 4.059%
(6.15% minus LIBOR01M,
Cap 6.15%) 8/25/47 Σ●	1,529,902	306,819
Series 2017-61 TB 3.00%
8/25/44	3,000	2,807
Series 2017-64 JI 3.50%
7/25/42 Σ	104,215	13,535
Series 2017-66 QY 3.00%
9/25/43	9,000	8,596
Series 2017-67 BZ 3.00%
9/25/47	2,051	1,796
Series 2017-94 CZ 3.50%
11/25/47	5,118	4,974
Series 2017-96 EZ 3.50%
12/25/47	6,124	5,977
Series 2017-99 DZ 3.50%
12/25/47	9,185	8,681
Series 2017-99 IE 3.00%
12/25/47 Σ	96,373	19,782
Series 2017-108 AZ 3.50%
1/25/58	5,088	4,806
Series 2018-3 LY 3.00%
2/25/48	25,000	23,289
Series 2018-8 MU 3.00%
2/25/48	10,000	9,341
Series 2018-15 GZ 3.00%
3/25/48	10,100	9,286
Series 2018-31 KQ 3.50%
5/25/48	5,000	4,777
Series 2018-53 Z 3.50%
7/25/48	12,000	11,280
Freddie Mac REMICs
Series 2708 ZD 5.50%
11/15/33	7,342	8,027
Series 3351 ZC 5.50%
7/15/37	813	886
Series 3939 EI 3.00%
3/15/26 Σ	120,702	6,697
Series 4015 MY 3.50%
3/15/42	10,000	9,928
Series 4017 PI 3.00%
3/15/27 Σ	31,140	2,452
Series 4065 DE 3.00%
6/15/32	15,000	14,612
Series 4088 PI 3.00%
12/15/40 Σ	43,191	5,607
Series 4092 AI 3.00%
9/15/31 Σ	78,030	8,043
Series 4100 EI 3.00%
8/15/27 Σ	60,458	5,533
Series 4106 EI 3.50%
4/15/41 Σ	52,872	6,384
Series 4109 AI 3.00%
7/15/31 Σ	141,036	17,492

10 NQ-444 [6/18] 8/18 (566788)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4120 IK 3.00%
10/15/32 Σ	112,334	$16,154
Series 4136 EZ 3.00%
11/15/42	14,184	13,447
Series 4146 IA 3.50%
12/15/32 Σ	56,779	8,938
Series 4152 GW 2.50%
1/15/43	4,000	3,527
Series 4159 NI 2.50%
7/15/42 Σ	55,741	5,253
Series 4161 IM 3.50%
2/15/43 Σ	59,005	13,485
Series 4180 PI 3.00%
3/15/33 Σ	221,088	29,821
Series 4181 DI 2.50%
3/15/33 Σ	53,889	6,675
Series 4184 GS 4.047%
(6.12% minus LIBOR01M,
Cap 6.12%) 3/15/43 Σ●	57,934	11,292
Series 4185 LI 3.00%
3/15/33 Σ	65,005	9,475
Series 4186 IE 3.00%
3/15/33 Σ	1,118,454	159,298
Series 4191 CI 3.00%
4/15/33 Σ	55,106	7,870
Series 4195 CI 3.00%
4/15/28 Σ	44,473	4,214
Series 4197 LZ 4.00%
4/15/43	11,062	11,495
Series 4203 DI 3.00%
4/15/33 Σ	244,740	21,350
Series 4206 DZ 3.00%
5/15/33	3,398	3,298
Series 4210 Z 3.00%
5/15/43	28,509	26,057
Series 4216 KI 3.50%
6/15/28 Σ	35,733	3,604
Series 4223 HI 3.00%
4/15/30 Σ	255,894	20,330
Series 4342 CI 3.00%
11/15/33 Σ	53,375	6,589
Series 4366 DI 3.50%
5/15/33 Σ	143,063	19,503
Series 4433 DI 3.00%
8/15/32 Σ	527,712	52,705
Series 4435 DY 3.00%
2/15/35	73,000	71,190
Series 4448 TS 1.521%
5/15/40 Σ●	45,547	3,446
Series 4451 DI 3.50%
10/15/39 Σ	64,099	9,115
Series 4456 MZ 3.50%
3/15/45	1,120	1,080
Series 4464 DA 2.50%
1/15/43	27,246	24,769
Series 4476 GI 3.00%
6/15/41 Σ	132,737	16,980
Series 4484 HI 3.00%
10/15/39 Σ	52,642	5,125
Series 4487 ZC 3.50%
6/15/45	246,540	235,627
Series 4518 CI 3.50%
6/15/42 Σ	208,353	26,787
Series 4527 CI 3.50%
2/15/44 Σ	65,136	11,588
Series 4531 PZ 3.50%
11/15/45	82,086	81,066
Series 4567 LI 4.00%
8/15/45 Σ	638,733	125,105
Series 4574 AI 3.00%
4/15/31 Σ	229,604	29,029
Series 4580 MI 3.50%
2/15/43 Σ	77,602	11,818
Series 4581 LI 3.00%
5/15/36 Σ	71,487	9,959
Series 4594 SG 3.927%
(6.00% minus LIBOR01M,
Cap 6.00%) 6/15/46 Σ●	161,143	34,686
Series 4614 HB 2.50%
9/15/46	32,000	28,467
Series 4615 GW 2.50%
4/15/41	2,000	1,801
Series 4618 SA 3.927%
(6.00% minus LIBOR01M,
Cap 6.00%) 9/15/46 Σ●	84,802	19,006
Series 4623 IY 4.00%
10/15/46 Σ	89,482	19,273
Series 4623 LZ 2.50%
10/15/46	125,100	103,977
Series 4623 MS 3.927%
(6.00% minus LIBOR01M,
Cap 6.00%) 10/15/46 Σ●	92,388	18,206
Series 4623 MW 2.50%
10/15/46	225,000	201,472
Series 4623 WI 4.00%
8/15/44 Σ	118,169	20,753
Series 4629 KB 3.00%
11/15/46	120,000	111,268
Series 4643 QI 3.50%
9/15/45 Σ	201,141	34,945
Series 4648 ND 3.00%
9/15/46	12,000	11,096

(continues)     NQ-444 [6/18] 8/18 (566788) 11

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4648 SA 3.927%
(6.00% minus LIBOR01M,
Cap 6.00%) 1/15/47 Σ●	1,079,437	$227,578
Series 4650 JE 3.00%
7/15/46	10,000	9,507
Series 4655 WI 3.50%
8/15/43 Σ	84,104	14,410
Series 4656 HI 3.50%
5/15/42 Σ	70,983	10,954
Series 4657 NW 3.00%
4/15/45	12,000	11,509
Series 4660 GI 3.00%
8/15/43 Σ	89,392	14,518
Series 4663 HZ 3.50%
3/15/47	20,893	20,362
Series 4681 WI 1.306%
8/15/33 Σ●	77,371	4,584
Series 4738 TW 3.00%
11/15/46	27,000	25,823
Series 4753 EZ 3.50%
12/15/47	26,381	25,738
Series 4761 Z 3.50%
12/15/47	7,103	6,863
Freddie Mac Strips
Series 267 S5 3.927%
(6.00% minus LIBOR01M,
Cap 6.00%) 8/15/42 Σ●	72,258	12,773
Series 290 IO 3.50%
11/15/32 Σ	50,969	8,528
Series 299 S1 3.927%
(6.00% minus LIBOR01M,
Cap 6.00%) 1/15/43 Σ●	55,474	9,216
Series 303 C17 3.50%
1/15/43 Σ	73,714	15,041
Series 319 S2 3.927%
(6.00% minus LIBOR01M,
Cap 6.00%) 11/15/43 Σ●	60,221	11,227
Series 326 S2 3.877%
(5.95% minus LIBOR01M,
Cap 5.95%) 3/15/44 Σ●	121,948	18,452
Series 350 S5 1.281%
9/15/40 Σ●	53,293	3,090
GNMA
Series 2012-43 AI 3.50%
5/20/38 Σ	19,060	826
Series 2012-61 PI 3.00%
4/20/39 Σ	45,269	3,313
Series 2012-108 KI 4.00%
8/16/42 Σ	46,303	8,734
Series 2012-108 PB 2.75%
9/16/42	4,000	3,664
Series 2012-136 MX
2.00% 11/20/42	240,000	207,232
Series 2013-22 IO 3.00%
2/20/43 Σ	59,527	11,307
Series 2013-88 LZ 2.50%
6/16/43	48,719	42,073
Series 2013-113 AZ 3.00%
8/20/43	33,519	32,107
Series 2013-113 LY 3.00%
5/20/43	138,000	134,569
Series 2013-182 CZ 2.50%
12/20/43	4,476	3,976
Series 2014-12 ZB 3.00%
1/16/44	5,707	5,231
Series 2015-36 PI 3.50%
8/16/41 Σ	64,693	7,731
Series 2015-44 AI 3.00%
8/20/41 Σ	61,725	6,315
Series 2015-64 GZ 2.00%
5/20/45	34,034	26,222
Series 2015-74 CI 3.00%
10/16/39 Σ	62,660	7,503
Series 2015-76 MZ 3.00%
5/20/45	4,387	4,199
Series 2015-82 EZ 3.50%
6/20/45	27,764	26,778
Series 2015-82 GI 3.50%
12/20/38 Σ	81,014	7,842
Series 2015-96 NI 3.50%
1/20/39 Σ	62,756	6,037
Series 2015-127 LM
3.00% 9/20/45	1,000	926
Series 2015-133 AL 3.00%
5/20/45	96,000	91,147
Series 2015-142 AI 4.00%
2/20/44 Σ	46,635	6,134
Series 2016-5 GL 3.00%
7/20/45	140,000	133,369
Series 2016-46 DZ 3.00%
4/20/46	11,738	10,241
Series 2016-83 MB 3.00%
10/20/45	4,000	3,848
Series 2016-101 QL 3.00%
7/20/46	356,000	334,591
Series 2016-103 DY 2.50%
8/20/46	67,000	58,061
Series 2016-108 YL 3.00%
8/20/46	301,000	287,188
Series 2016-111 PB 2.50%
8/20/46	30,000	26,448

12 NQ-444 [6/18] 8/18 (566788)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-118 DI 3.50%
3/20/43 Σ	84,408	$11,912
Series 2016-120 IA 3.00%
2/20/46 Σ	87,562	13,341
Series 2016-134 MW
3.00% 10/20/46	140,000	136,690
Series 2016-135 Z 3.00%
10/20/46	5,256	4,738
Series 2016-149 GI 4.00%
11/20/46 Σ	89,537	20,474
Series 2016-160 VZ 2.50%
11/20/46	14,565	11,838
Series 2016-171 IP 3.00%
3/20/46 Σ	265,290	42,100
Series 2017-4 BW 3.00%
1/20/47	12,000	11,485
Series 2017-11 IM 3.00%
5/20/42 Σ	81,266	9,631
Series 2017-19 AY 3.00%
2/20/47	5,000	4,654
Series 2017-25 CZ 3.50%
2/20/47	5,239	5,186
Series 2017-25 WZ 3.00%
2/20/47	279,964	263,482
Series 2017-34 AZ 3.00%
1/20/47	259,541	232,405
Series 2017-36 ZC 3.00%
3/20/47	18,687	16,311
Series 2017-52 LE 3.00%
1/16/47	57,000	52,804
Series 2017-68 SB 4.066%
(6.15% minus LIBOR01M,
Cap 6.15%) 5/20/47 Σ●	179,255	30,768
Series 2017-101 HD
3.00% 1/20/47	9,000	8,489
Series 2017-101 ND
3.00% 1/20/47	9,000	8,576
Series 2017-107 T 3.00%
1/20/47	7,000	6,796
Series 2017-113 LB 3.00%
7/20/47	5,000	4,675
Series 2017-116 ZL 3.00%
6/20/47	5,139	4,567
Series 2017-117 C 3.00%
8/20/47	14,000	13,081
Series 2017-121 CW
3.00% 8/20/47	6,000	5,527
Series 2017-121 IL 3.00%
2/20/42 Σ	112,528	16,838
Series 2017-137 CZ 3.00%
9/20/47	11,250	10,802
Series 2017-144 MZ
2.50% 9/20/47	8,151	6,796
Series 2017-147 AI 3.50%
3/20/44 Σ	94,844	11,119
Series 2017-156 LP 2.50%
10/20/47	13,000	11,276
Series 2017-184 AL 3.00%
6/20/47	3,000	2,936
Series 2018-1 HB 2.50%
1/20/48	5,000	4,469
Series 2018-1 SA 4.116%
(6.20% minus LIBOR01M,
Cap 6.20%) 1/20/48 Σ●	107,808	19,268
Series 2018-8 VZ 3.00%
3/20/47	3,038	2,977
Series 2018-13 PZ 3.00%
1/20/48	25,314	23,480
Series 2018-14 ZE 3.50%
1/20/48	3,044	3,006
Series 2018-15 BI 3.50%
1/20/48 Σ	98,492	17,697
Series 2018-18 BZ 3.50%
2/20/48	11,129	10,761
Series 2018-18 CZ 3.00%
2/20/48	287,861	253,703
Series 2018-24 HZ 3.00%
2/20/48	5,050	4,559
Series 2018-27 KU 3.50%
5/20/46	4,000	3,928
Series 2018-34 TY 3.50%
3/20/48	5,000	4,814
Total Agency Collateralized
Mortgage Obligations
(cost $8,683,820)		8,590,313

Agency Commercial Mortgage-Backed Securities – 0.69%
FREMF Mortgage Trust
Series 2011-K11 B 144A
4.573% 12/25/48 #●	150,000	153,757
Series 2011-K14 B 144A
5.358% 2/25/47 #●	20,000	21,003
Series 2011-K15 B 144A
5.116% 8/25/44 #●	10,000	10,428
Series 2012-K22 B 144A
3.811% 8/25/45 #●	50,000	50,312
Series 2013-K28 C 144A
3.61% 6/25/46 #●	15,000	14,796
Series 2013-K33 B 144A
3.616% 8/25/46 #●	50,000	49,475

(continues)     NQ-444 [6/18] 8/18 (566788) 13

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Commercial Mortgage-Backed Securities
(continued)
FREMF Mortgage Trust
Series 2013-K33 C 144A
3.616% 8/25/46 #●	10,000	$9,827
Series 2013-K712 B 144A
3.477% 5/25/45 #●	25,000	25,057
Series 2013-K713 B 144A
3.262% 4/25/46 #●	15,000	14,989
Series 2013-K713 C 144A
3.262% 4/25/46 #●	75,000	74,616
Series 2014-K717 B 144A
3.752% 11/25/47 #●	45,000	45,233
Series 2014-K717 C 144A
3.752% 11/25/47 #●	20,000	19,879
Total Agency Commercial
Mortgage-Backed
Securities (cost $496,092)		489,372

Agency Mortgage-Backed Securities – 8.45%
Fannie Mae S.F. 30 yr
4.50% 5/1/39	37,622	39,554
4.50% 2/1/46	184,214	193,778
5.00% 7/1/33	8,737	9,382
5.00% 8/1/35	1,354	1,450
5.00% 10/1/39	30,901	33,295
5.00% 2/1/40	36,817	39,565
5.00% 5/1/40	13,509	14,487
5.00% 7/1/47	194,339	207,806
5.50% 4/1/33	5,810	6,349
5.50% 3/1/34	38,835	42,286
5.50% 8/1/34	6,098	6,635
5.50% 9/1/36	1,613	1,753
5.50% 8/1/37	11,610	12,595
5.50% 1/1/38	62,846	68,724
5.50% 3/1/38	15,228	16,618
5.50% 4/1/40	3,079	3,386
5.50% 7/1/40	16,027	17,409
5.50% 6/1/41	40,154	43,691
5.50% 9/1/41	5,435	6,021
5.50% 5/1/44	786,932	855,132
6.00% 3/1/34	9,166	10,102
6.00% 11/1/34	172,933	190,599
6.00% 4/1/35	20,594	22,694
6.00% 5/1/36	39,101	42,984
6.00% 6/1/36	76,985	85,141
6.00% 9/1/36	7,207	8,085
6.00% 6/1/37	1,140	1,259
6.00% 7/1/37	877	965
6.00% 8/1/37	33,329	36,725
6.00% 9/1/37	10,587	11,667
6.00% 2/1/38	25,669	28,295
6.00% 3/1/38	29,667	32,786
6.00% 11/1/38	92,952	102,459
6.00% 9/1/39	104,424	117,337
6.00% 10/1/39	72,216	79,806
6.00% 11/1/40	3,409	3,771
6.00% 6/1/41	14,271	15,738
6.00% 7/1/41	452,096	498,540
Fannie Mae S.F. 30 yr TBA
3.50% 7/1/48	399,000	397,002
4.50% 7/1/48	1,826,000	1,901,215
5.00% 8/1/48	270,000	285,458
Freddie Mac ARM
2.57% (LIBOR12M +
1.63%, Cap 7.571%)
10/1/46 ●	67,386	65,994
Freddie Mac S.F. 30 yr
5.00% 5/1/41	40,724	43,606
5.00% 12/1/41	3,233	3,467
5.00% 12/1/44	5,754	6,165
5.50% 3/1/34	2,563	2,776
5.50% 12/1/34	2,365	2,563
5.50% 9/1/37	2,040	2,204
5.50% 1/1/40	11,004	11,894
5.50% 3/1/40	7,663	8,285
5.50% 4/1/40	2,354	2,546
5.50% 6/1/41	28,022	30,319
5.50% 9/1/41	8,329	8,910
6.00% 5/1/35	7,439	8,207
6.00% 3/1/36	6,213	6,846
6.00% 11/1/36	3,332	3,673
6.00% 5/1/37	7,410	8,161
6.00% 6/1/38	11,252	12,408
6.00% 8/1/38	21,000	23,263
6.00% 7/1/39	2,448	2,701
6.00% 3/1/40	57,774	63,451
6.00% 5/1/40	51,463	56,658
6.00% 7/1/40	13,035	14,379
6.50% 12/1/31	1,632	1,824
6.50% 7/1/32	12,838	14,298
GNMA I S.F. 30 yr
7.00% 12/15/34	12,778	14,525
GNMA II S.F. 30 yr
5.50% 5/20/37	7,859	8,367
6.00% 2/20/39	8,239	8,900
6.00% 2/20/40	35,200	38,172

14 NQ-444 [6/18] 8/18 (566788)

(Unaudited)

		Principal	Value
		amount°	(US $)
Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
6.00% 4/20/46		10,980	$11,908
6.50% 6/20/39		13,382	14,699
Total Agency
Mortgage-Backed
Securities (cost $6,073,622)			5,993,713

Collateralized Debt Obligations – 3.10%
AMMC CLO
Series 2015-16A AR 144A
3.608% (LIBOR03M +
1.26%) 4/14/29 #●		100,000	100,191
Apex Credit CLO
Series 2017-1A A1 144A
3.829% (LIBOR03M +
1.47%, Floor 1.47%)
4/24/29 #●		100,000	100,367
Atlas Senior Loan Fund X
Series 2018-10A A 144A
3.438% (LIBOR03M +
1.09%) 1/15/31 #●		100,000	99,859
Cedar Funding VI CLO
Series 2016-6A A1 144A
3.829% (LIBOR03M +
1.47%) 10/20/28 #●		250,000	250,423
Galaxy XXI CLO
Series 2015-21A AR 144A
3.379% (LIBOR03M +
1.02%) 4/20/31 #●		250,000	249,653
GoldenTree Loan
Management US CLO
Series 2017-1A A 144A
3.579% (LIBOR03M +
1.22%) 4/20/29 #●		250,000	250,973
MP CLO IV
Series 2013-2A ARR 144A
3.64% (LIBOR03M +
1.28%) 7/25/29 #●		250,000	250,002
Northwoods Capital XVII
Series 2018-17A A 144A
3.308% (LIBOR03M +
1.06%, Floor 1.06%)
4/22/31 #●		250,000	249,630
TIAA CLO II
Series 2017-1A A 144A
3.639% (LIBOR03M +
1.28%) 4/20/29 #●		250,000	250,832
Venture XXII CLO
Series 2015-22A AR 144A
3.428% (LIBOR03M +
1.08%) 1/15/31 #●		200,000	199,747
Venture XXIV CLO
Series 2016-24A A1D
144A 3.779% (LIBOR03M
+ 1.42%) 10/20/28 #●		100,000	100,138
Venture XXVIII CLO
Series 2017-28A A2 144A
3.469% (LIBOR03M +
1.11%) 7/20/30 #●		100,000	99,897
Total Collateralized Debt
Obligations
(cost $2,198,400)			2,201,712

Corporate Bonds – 23.36%
Banking – 5.72%
Bank Nederlandse
Gemeenten
3.50% 7/19/27	AUD	16,000	12,095
Bank of America
3.30% 8/5/21	AUD	10,000	7,459
3.97% 3/5/29 µ		60,000	59,101
4.183% 11/25/27		55,000	53,646
5.625% 7/1/20		135,000	141,303
Bank of Montreal
3.803% 12/15/32 µ		75,000	69,567
Bank of New York Mellon
2.20% 3/4/19		50,000	49,863
2.95% 1/29/23		35,000	34,244
4.625%µΨ		60,000	57,075
Branch Banking & Trust
2.25% 6/1/20		250,000	245,872
Citigroup
3.421% (LIBOR03M +
1.10%) 5/17/24 ●		260,000	261,475
3.75% 10/27/23	AUD	59,000	44,046
Citizens Financial Group
2.375% 7/28/21		25,000	24,189
4.30% 12/3/25		55,000	54,715
Credit Suisse Group 144A
3.869% 1/12/29 #µ		250,000	235,450
Export-Import Bank of Korea
4.00% 6/7/27	AUD	10,000	7,423
Fifth Third Bancorp
2.60% 6/15/22		25,000	24,217
2.875% 7/27/20		95,000	94,495
3.95% 3/14/28		30,000	29,639
Goldman Sachs Group
4.223% 5/1/29 µ		75,000	74,005
5.15% 5/22/45		15,000	14,950
5.20% 12/17/19	NZD	18,000	12,582
6.00% 6/15/20		115,000	120,995

(continues)      NQ-444 [6/18] 8/18 (566788) 15

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Huntington Bancshares
2.30% 1/14/22		35,000	$33,630
JPMorgan Chase & Co.
4.005% 4/23/29 µ		10,000	9,883
4.25% 11/2/18	NZD	85,000	57,883
4.35% 8/15/21		250,000	257,188
KeyBank 3.40% 5/20/26		250,000	238,284
Landwirtschaftliche
Rentenbank
5.375% 4/23/24	NZD	125,000	94,697
Morgan Stanley
2.75% 5/19/22		60,000	58,140
3.625% 1/20/27		50,000	48,156
3.772% 1/24/29 µ		130,000	125,422
5.00% 9/30/21	AUD	54,000	42,326
5.00% 11/24/25		80,000	83,032
PNC Financial Services Group
5.00%µψ		65,000	64,594
Regions Financial
2.75% 8/14/22		25,000	24,137
Royal Bank of Canada
2.75% 2/1/22		95,000	93,327
Royal Bank of Scotland Group
3.875% 9/12/23		200,000	194,481
Santander UK 144A
5.00% 11/7/23 #		200,000	203,613
State Street 3.30% 12/16/24		160,000	157,054
SunTrust Banks
2.45% 8/1/22		30,000	28,811
2.70% 1/27/22		70,000	68,242
3.00% 2/2/23		15,000	14,686
4.00% 5/1/25		35,000	35,191
US Bancorp
2.375% 7/22/26		25,000	22,763
3.10% 4/27/26		175,000	165,170
3.90% 4/26/28		15,000	15,248
USB Capital IX 3.50%
(LIBOR03M + 1.02%)ψ●		145,000	131,588
Westpac Banking 5.00%µψ		20,000	17,275
Zions Bancorporation
4.50% 6/13/23		40,000	40,461
			4,053,688
Basic Industry – 1.50%
Anglo American Capital 144A
4.75% 4/10/27 #		200,000	197,396
Builders FirstSource 144A
5.625% 9/1/24 #		50,000	48,937
Dow Chemical
8.55% 5/15/19		198,000	207,565
Freeport-McMoRan
6.875% 2/15/23		65,000	68,815
Georgia-Pacific
8.00% 1/15/24		160,000	193,252
Nucor 3.95% 5/1/28		30,000	30,091
OCP 144A 4.50% 10/22/25 #		200,000	190,916
PulteGroup 5.00% 1/15/27		30,000	28,613
Standard Industries 144A
5.00% 2/15/27 #		80,000	74,800
US Concrete 6.375% 6/1/24		25,000	25,125
			1,065,510
Capital Goods – 1.29%
Allegion US Holding
3.20% 10/1/24		75,000	71,107
BWAY Holding 144A
5.50% 4/15/24 #		60,000	58,650
CCL Industries 144A
3.25% 10/1/26 #		40,000	36,895
General Dynamics
3.00% 5/11/21		20,000	19,942
3.375% 5/15/23		30,000	30,070
General Electric
5.55% 5/4/20		40,000	41,706
6.00% 8/7/19		80,000	82,631
Harris 4.40% 6/15/28		35,000	35,342
L3 Technologies
3.85% 6/15/23		20,000	19,974
4.40% 6/15/28		85,000	84,739
Lennox International
3.00% 11/15/23		100,000	95,279
Northrop Grumman
2.55% 10/15/22		35,000	33,736
3.25% 8/1/23		105,000	103,893
Nvent Finance 144A
4.55% 4/15/28 #		60,000	58,962
Waste Management
3.15% 11/15/27		150,000	141,077
			914,003
Consumer Cyclical – 0.61%
Dollar Tree
3.70% 5/15/23		25,000	24,795
4.00% 5/15/25		55,000	53,821
4.20% 5/15/28		30,000	29,009
General Motors Financial
3.45% 4/10/22		115,000	113,084
4.15% 6/19/23		5,000	5,003
4.35% 4/9/25		10,000	9,867
5.25% 3/1/26		5,000	5,189

16 NQ-444 [6/18] 8/18 (566788)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Hyundai Capital America
144A 3.00% 3/18/21 #	10,000	$9,821
Marriott International
4.50% 10/1/34	10,000	9,994
MGM Resorts International
4.625% 9/1/26	25,000	23,250
Penn National Gaming 144A
5.625% 1/15/27 #	25,000	23,625
Royal Caribbean Cruises
3.70% 3/15/28	70,000	64,753
Scientific Games International
10.00% 12/1/22	35,000	37,406
Toyota Motor Credit
2.95% 4/13/21	25,000	24,888
		434,505
Consumer Non-Cyclical – 1.98%
Abbott Laboratories
3.75% 11/30/26	60,000	59,059
AbbVie 2.50% 5/14/20	260,000	256,894
Anheuser-Busch InBev
Finance 2.65% 2/1/21	310,000	305,851
Atento Luxco 1 144A
6.125% 8/10/22 #	10,000	9,645
BAT Capital 144A
3.222% 8/15/24 #	70,000	66,369
Becton Dickinson & Co.
3.363% 6/6/24	155,000	149,027
CVS Health
3.70% 3/9/23	45,000	44,589
4.10% 3/25/25	80,000	79,678
4.30% 3/25/28	65,000	64,217
General Mills
3.20% 4/16/21	10,000	9,954
3.70% 10/17/23	40,000	39,625
HCA 5.375% 2/1/25	45,000	44,424
Hill-Rom Holdings 144A
5.00% 2/15/25 #	50,000	48,750
JBS USA 144A
6.75% 2/15/28 #	10,000	9,459
Maple Escrow Subsidiary
144A 3.551% 5/25/21 #	50,000	50,075
144A 4.057% 5/25/23 #	25,000	25,121
144A 4.417% 5/25/25 #	30,000	30,188
Mylan 144A
4.55% 4/15/28 #	35,000	34,257
New York and Presbyterian
Hospital 4.063% 8/1/56	50,000	49,456
Tenet Healthcare 144A
5.125% 5/1/25 #	15,000	14,316
Universal Health Services
144A 5.00% 6/1/26 #	15,000	14,681
		1,405,635
Energy – 2.12%
Andeavor Logistics
4.25% 12/1/27	75,000	72,293
Concho Resources
4.30% 8/15/28	50,000	50,035
Enbridge
3.70% 7/15/27	50,000	47,452
4.00% 10/1/23	25,000	25,101
6.00% 1/15/77 µ	25,000	23,625
6.25% 3/1/78 µ	20,000	18,862
Enbridge Energy Partners
4.375% 10/15/20	20,000	20,363
5.20% 3/15/20	5,000	5,143
Energy Transfer Partners
4.20% 9/15/23	10,000	9,994
4.75% 1/15/26	15,000	14,881
4.95% 6/15/28	15,000	14,977
6.00% 6/15/48	60,000	60,016
6.125% 12/15/45	50,000	50,137
6.625%µψ	65,000	59,434
9.70% 3/15/19	56,000	58,588
Gulfport Energy
6.00% 10/15/24	35,000	33,863
6.625% 5/1/23	15,000	15,187
Marathon Oil
2.80% 11/1/22	45,000	43,178
5.20% 6/1/45	20,000	21,117
MPLX
4.00% 3/15/28	15,000	14,295
4.50% 4/15/38	20,000	18,519
4.70% 4/15/48	20,000	18,630
4.875% 12/1/24	100,000	103,191
Murphy Oil 6.875% 8/15/24	60,000	63,150
Noble Energy
3.85% 1/15/28	50,000	47,857
5.05% 11/15/44	10,000	10,022
ONEOK 7.50% 9/1/23	100,000	114,695
Petrobras Global Finance
7.375% 1/17/27	15,000	15,019
Sabine Pass Liquefaction
5.625% 3/1/25	115,000	122,453
5.875% 6/30/26	35,000	37,583
Shell International Finance
2.875% 5/10/26	35,000	33,283

(continues)     NQ-444 [6/18] 8/18 (566788) 17

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Southwestern Energy
6.70% 1/23/25	35,000	$34,388
Targa Resources Partners
5.375% 2/1/27	30,000	29,175
Tecpetrol 144A
4.875% 12/12/22 #	20,000	18,544
Transcanada Trust
5.875% 8/15/76 µ	35,000	34,738
Transcontinental Gas Pipe
Line 144A
4.00% 3/15/28 #	60,000	58,404
Transocean Proteus 144A
6.25% 12/1/24 #	21,250	21,542
Williams 4.55% 6/24/24	25,000	25,125
Williams Partners
3.75% 6/15/27	30,000	28,369
YPF 144A 26.563%
(BADLARPP + 4.00%)
7/7/20 #●	15,000	8,513
		1,501,741
Financials – 0.98%
Air Lease
3.00% 9/15/23	90,000	85,299
3.625% 4/1/27	55,000	50,501
Aviation Capital Group
144A 3.50% 11/1/27 #	20,000	18,342
144A 4.875% 10/1/25 #	55,000	57,206
144A 6.75% 4/6/21 #	25,000	26,997
Charles Schwab
3.20% 1/25/28	15,000	14,406
3.25% 5/21/21	25,000	25,108
3.85% 5/21/25	25,000	25,297
E*TRADE Financial
3.80% 8/24/27	40,000	38,349
5.875%µψ	50,000	51,000
International Lease Finance
8.625% 1/15/22	150,000	172,182
Jefferies Group
4.15% 1/23/30	20,000	17,680
6.45% 6/8/27	30,000	32,414
6.50% 1/20/43	20,000	20,788
Lazard Group
3.75% 2/13/25	60,000	58,172
		693,741
Insurance – 0.74%
AXA Equitable Holdings
144A 3.90% 4/20/23 #	40,000	39,715
144A 4.35% 4/20/28 #	25,000	23,937
Berkshire Hathaway Finance
2.90% 10/15/20	75,000	75,146
Liberty Mutual Group 144A
4.95% 5/1/22 #	25,000	25,994
MetLife
5.25%µΨ	60,000	61,188
6.40% 12/15/36	90,000	95,625
Nuveen Finance 144A
2.95% 11/1/19 #	50,000	49,820
Prudential Financial
5.375% 5/15/45 µ	45,000	44,887
Voya Financial 144A
4.70% 1/23/48 #µ	40,000	35,650
XLIT
4.805% (LIBOR03M +
2.4575%)ψ●	30,000	29,550
5.50% 3/31/45	40,000	41,643
		523,155
Media – 0.79%
CCO Holdings
144A 5.75% 2/15/26 #	40,000	39,400
144A 5.875% 5/1/27 #	15,000	14,681
Charter Communications
Operating
4.50% 2/1/24	40,000	39,994
5.375% 4/1/38	20,000	18,937
5.75% 4/1/48	60,000	58,248
Discovery Communications
5.20% 9/20/47	95,000	92,414
Nexstar Broadcasting 144A
5.625% 8/1/24 #	55,000	53,144
Time Warner Cable
7.30% 7/1/38	105,000	119,279
Time Warner Entertainment
8.375% 3/15/23	70,000	81,513
Viacom 4.375% 3/15/43	55,000	45,819
		563,429
Real Estate – 1.30%
Alexandria Real Estate
Equities 4.70% 7/1/30	10,000	10,081
American Tower Trust I 144A
3.07% 3/15/23 #	95,000	93,295
Corporate Office Properties
3.60% 5/15/23	55,000	53,265
5.25% 2/15/24	65,000	67,317
Crown Castle International
3.80% 2/15/28	20,000	18,743
5.25% 1/15/23	45,000	47,186
CubeSmart 3.125% 9/1/26	35,000	32,236

18 NQ-444 [6/18] 8/18 (566788)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Real Estate (continued)
Education Realty Operating
Partnership
4.60% 12/1/24	60,000	$60,304
ESH Hospitality 144A
5.25% 5/1/25 #	20,000	19,350
Hospitality Properties Trust
4.50% 3/15/25	55,000	53,887
Host Hotels & Resorts
3.75% 10/15/23	60,000	58,855
3.875% 4/1/24	10,000	9,758
4.50% 2/1/26	5,000	5,003
Hudson Pacific Properties
3.95% 11/1/27	10,000	9,365
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	45,000	42,975
Kilroy Realty
3.45% 12/15/24	40,000	38,439
LifeStorage 3.50% 7/1/26	40,000	37,515
SBA Communications
4.875% 9/1/24	55,000	52,747
UDR 4.00% 10/1/25	170,000	169,130
WP Carey 4.60% 4/1/24	45,000	45,508
		924,959
Services – 0.04%
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	25,000	26,750
		26,750
Technology – 0.56%
Analog Devices
2.95% 1/12/21	15,000	14,880
Broadcom 3.50% 1/15/28	50,000	45,606
Dell International 144A
6.02% 6/15/26 #	75,000	78,967
First Data 144A
5.75% 1/15/24 #	45,000	45,139
Marvell Technology Group
4.875% 6/22/28	35,000	34,794
Microchip Technology
144A 3.922% 6/1/21 #	35,000	35,079
144A 4.333% 6/1/23 #	40,000	40,098
Oracle 2.40% 9/15/23	35,000	33,027
salesforce.com
3.70% 4/11/28	65,000	64,588
Trimble 4.15% 6/15/23	5,000	5,012
		397,190
Telecommunications – 2.07%
AT&T 144A 4.30% 2/15/30 #	25,000	23,691
Crown Castle Towers 144A
4.883% 8/15/20 #	255,000	261,659
Deutsche Telekom
International Finance 144A
1.95% 9/19/21 #	150,000	143,095
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	98,167
SBA Tower Trust 144A
2.898% 10/8/19 #	40,000	39,747
Sprint 7.875% 9/15/23	45,000	46,772
Telefonica Emisiones
5.134% 4/27/20	415,000	428,295
TELUS 4.60% 11/16/48	65,000	63,756
Verizon Communications
2.625% 2/21/20	150,000	149,561
4.50% 8/10/33	95,000	92,288
Vodafone Group
3.75% 1/16/24	60,000	59,538
4.375% 5/30/28	65,000	64,282
		1,470,851
Transportation – 0.45%
CH Robinson Worldwide
4.20% 4/15/28	15,000	14,758
FedEx 4.05% 2/15/48	65,000	58,513
Penske Truck Leasing
144A 3.30% 4/1/21 #	50,000	49,638
144A 4.20% 4/1/27 #	50,000	49,347
Union Pacific 3.50% 6/8/23	30,000	30,044
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ◆	20,823	20,926
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ◆	47,151	46,933
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ◆	4,868	4,624
United Parcel Service
5.125% 4/1/19	40,000	40,726
		315,509
Utilities – 3.21%
Ameren Illinois
9.75% 11/15/18	165,000	169,239
American Transmission
Systems 144A
5.25% 1/15/22 #	140,000	147,278
AmeriGas Partners
5.875% 8/20/26	45,000	44,100

(continues)      NQ-444 [6/18] 8/18 (566788) 19

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Utilities (continued)
Ausgrid Finance
144A 3.85% 5/1/23 #	45,000	$45,128
144A 4.35% 8/1/28 #	30,000	30,189
Avangrid 3.15% 12/1/24	10,000	9,629
Cleveland Electric Illuminating
5.50% 8/15/24	50,000	54,886
CMS Energy 6.25% 2/1/20	140,000	146,405
ComEd Financing III
6.35% 3/15/33	65,000	69,063
DTE Energy 3.30% 6/15/22	90,000	88,995
Duke Energy Florida
3.80% 7/15/28	75,000	75,484
Emera 6.75% 6/15/76 µ	75,000	78,375
Enel 144A 8.75% 9/24/73 #µ	200,000	223,250
Entergy Louisiana
4.05% 9/1/23	100,000	102,106
Exelon 3.95% 6/15/25	25,000	24,879
Great Plains Energy
4.85% 6/1/21	30,000	30,813
Kansas City Power & Light
3.65% 8/15/25	90,000	89,008
LG&E & KU Energy
4.375% 10/1/21	225,000	230,669
Mississippi Power
3.95% 3/30/28	40,000	39,671
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 µ	65,000	66,231
5.25% 4/20/46 µ	45,000	46,292
Nevada Power
2.75% 4/15/20	45,000	44,950
New York State Electric & Gas
144A 3.25% 12/1/26 #	60,000	57,632
NiSource 144A 5.65%#µψ	45,000	44,719
NV Energy 6.25% 11/15/20	65,000	69,452
Pennsylvania Electric
5.20% 4/1/20	5,000	5,138
PSEG Power 3.85% 6/1/23	50,000	49,809
Public Service Co. of New
Hampshire
3.50% 11/1/23	50,000	50,010
Sempra Energy
2.90% 2/1/23	90,000	87,435
Southwestern Electric Power
3.85% 2/1/48	25,000	23,183
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	30,000	29,938
		2,273,956

Total Corporate Bonds
(cost $16,842,832)		16,564,622

Loan Agreements – 2.21%
American Airlines Tranche B
1st Lien 4.073%
(LIBOR03M + 2.00%)
12/14/23 ●	100,000	99,125
CityCenter Holdings Tranche B
1st Lien 4.344%
(LIBOR03M + 2.25%)
4/18/24 ●	99,497	99,135
First Data 1st Lien 4.091%
(LIBOR03M + 2.00%)
4/26/24 ●	241,344	240,198
Flying Fortress Holdings
Tranche B 1st Lien 4.084%
(LIBOR03M + 1.75%)
10/30/22 ●	100,000	100,313
HCA Tranche B11 1st Lien
3.844% (LIBOR03M +
1.75%) 3/18/23 ●	147,028	147,338
Nielsen Finance Tranche B4
1st Lien 4.046%
(LIBOR03M + 2.00%)
10/4/23 ●	99,748	99,798
Republic of Angola 8.747%
(LIBOR06M + 6.25%)
12/16/23 =●	120,313	108,883
SBA Senior Finance II Tranche
B 1st Lien 4.10%
(LIBOR03M + 2.00%)
4/11/25 ●	250,000	249,174
Sprint Communications
Tranche B 1st Lien 4.625%
(LIBOR03M + 2.50%)
2/2/24 ●	128,375	127,854
SS&C European Holdings
Tranche B4 1st Lien
4.594% (LIBOR03M +
2.50%) 4/16/25 ●	25,841	25,896
SS&C Technologies Tranche B3
1st Lien 4.594%
(LIBOR03M + 2.50%)
4/16/25 ●	68,305	68,450

20 NQ-444 [6/18] 8/18 (566788)

(Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
UPC Financing Partnership
Tranche AR 1st Lien
4.573% (LIBOR03M +
2.50%) 1/15/26 ●	100,000	$99,038
Zekelman Industries 1st Lien
4.582% (LIBOR03M +
2.25%) 6/14/21 ●	99,495	99,542
Total Loan Agreements
(cost $1,567,185)		1,564,744

Municipal Bonds – 0.44%
Bay Area, California Toll
Authority
(Build America Bonds)
Series S3 6.907%
10/1/50	60,000	88,006
California State Various
Purposes
(Build America Bonds)
7.55% 4/1/39	50,000	73,913
Commonwealth of
Massachusetts
Series C 5.00% 10/1/25	5,000	5,881
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	35,000	49,381
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	20,000	21,219
Texas Water Development
Board (2016 State Water
Implementation)
Series A 5.00% 10/15/45	20,000	22,655
Series B 5.00% 10/15/46	45,000	51,273
Total Municipal Bonds
(cost $324,635)		312,328

Non-Agency Asset-Backed Securities – 1.80%
American Express Credit
Account Master Trust
Series 2017-2 A 2.523%
(LIBOR01M + 0.45%)
9/16/24 ●	135,000	136,194
Series 2017-5 A 2.453%
(LIBOR01M + 0.38%)
2/18/25 ●	370,000	371,436
Chase Issuance Trust
Series 2017-A1 A 2.373%
(LIBOR01M + 0.30%)
1/18/22 ●	100,000	100,228
Citibank Credit Card Issuance
Trust
Series 2014-A6 A6
2.15% 7/15/21	200,000	198,830
Discover Card Execution Note
Trust
Series 2017-A5 A5
2.673% (LIBOR01M +
0.60%) 12/15/26 ●	100,000	101,027
Series 2018-A3 A3
2.328% (LIBOR01M +
0.23%) 12/15/23 ●	90,000	89,946
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	46,250	45,147
Mercedes-Benz Master Owner
Trust
Series 2018-BA A 144A
2.274% (LIBOR01M +
0.34%) 5/15/23 #●	100,000	100,050
Navistar Financial Dealer Note
Master Owner Trust II
Series 2016-1 A 144A
3.441% (LIBOR01M +
1.35%) 9/27/21 #●	25,000	25,062
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	50,801	50,074
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	56,829	55,908
Total Non-Agency
Asset-Backed Securities
(cost $1,279,171)		1,273,902

Non-Agency Collateralized Mortgage Obligations – 1.42%
Bank of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20	349	330
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	22,236	22,207
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	32,118	33,929
Series 2014-2 B1 144A
3.419% 6/25/29 #●	69,058	67,983
Series 2014-2 B2 144A
3.419% 6/25/29 #●	69,058	67,554
Series 2014-IVR6 2A4
144A 2.50% 7/25/44 #●	100,000	100,099

(continues)     NQ-444 [6/18] 8/18 (566788) 21

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2015-1 B1 144A
2.91% 12/25/44 #●	194,576	$193,927
Series 2015-4 B1 144A
3.624% 6/25/45 #●	93,271	91,073
Series 2015-4 B2 144A
3.624% 6/25/45 #●	93,271	89,281
Series 2015-5 B2 144A
2.972% 5/25/45 #●	95,856	94,358
Series 2015-6 B1 144A
3.614% 10/25/45 #●	92,753	91,113
Series 2015-6 B2 144A
3.614% 10/25/45 #●	92,753	90,430
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	28,608	28,358
Series 2015-1 B2 144A
3.875% 1/25/45 #●	22,968	22,952
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36	5,050	4,928
Series 2006-AR5 2A1
4.181% 4/25/36 ●	5,484	5,205
Total Non-Agency
Collateralized Mortgage
Obligations (cost $993,990)		1,003,727

Non-Agency Commercial Mortgage-Backed Securities – 3.64%
Banc of America Commercial
Mortgage Trust
Series 2017-BNK3 B
3.879% 2/15/50 ●	100,000	98,087
Series 2017-BNK3 C
4.352% 2/15/50 ●	100,000	97,977
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	65,000	65,268
Series 2015-GC27 A5
3.137% 2/10/48	75,000	73,055
Series 2016-P3 A4
3.329% 4/15/49	45,000	44,067
Series 2017-C4 A4
3.471% 10/12/50	55,000	53,840
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	45,000	44,087
Series 2014-CR19 A5
3.796% 8/10/47	30,000	30,401
Series 2014-CR20 AM
3.938% 11/10/47	130,000	131,081
Series 2015-3BP A 144A
3.178% 2/10/35 #	200,000	194,577
Series 2015-CR23 A4
3.497% 5/10/48	25,000	24,828
DB-JPM Mortgage Trust
Series 2016-C1 A4
3.276% 5/10/49	80,000	77,995
Series 2016-C3 A5
2.89% 9/10/49	90,000	84,911
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A
5.884% 11/10/46 #●	100,000	104,575
GS Mortgage Securities Trust
Series 2014-GC24 A5
3.931% 9/10/47	80,000	81,885
Series 2015-GC32 A4
3.764% 7/10/48	35,000	35,366
Series 2017-GS6 A3
3.433% 5/10/50	150,000	146,626
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C33 A4
3.77% 12/15/48	215,000	216,606
JPM-DB Commercial
Mortgage Securities Trust
Series 2016-C2 A4
3.144% 6/15/49	85,000	81,785
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.718% 8/12/37 ●	25,000	25,852
Series 2013-LC11 B
3.499% 4/15/46	40,000	39,136
Series 2015-JP1 A5
3.914% 1/15/49	40,000	40,646
Series 2016-JP2 A4
2.822% 8/15/49	50,000	46,935
Series 2016-JP3 B
3.397% 8/15/49 ●	20,000	18,968
Series 2016-WIKI A 144A
2.798% 10/5/31 #	20,000	19,581
Series 2016-WIKI B 144A
3.201% 10/5/31 #	35,000	34,322

22 NQ-444 [6/18] 8/18 (566788)

(Unaudited)

		Principal	Value
		amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●		48,887	$37,040
Morgan Stanley Bank of
	America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47		40,000	40,365
Series 2015-C23 A4
3.719% 7/15/50		145,000	145,592
Series 2015-C26 A5
3.531% 10/15/48		65,000	64,505
Series 2016-C29 A4
3.325% 5/15/49		40,000	38,926
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●		200,000	189,211
Wells Fargo Commercial
Mortgage Trust
Series 2014-LC18 A5
3.405% 12/15/47		15,000	14,833
	Series 2015-NXS3 A4
3.617% 9/15/57		80,000	79,921
	Series 2016-BNK1 A3
2.652% 8/15/49		65,000	60,404
Total Non-Agency
Commercial
Mortgage-Backed
Securities (cost $2,722,667)			2,583,254

Regional Bond – 0.08%Δ
Australia – 0.08%
Queensland Treasury 144A
2.75% 8/20/27 #	AUD	75,000	54,230
Total Regional Bond
(cost $56,361)			54,230

Sovereign Bonds – 0.78%Δ
Argentina – 0.06%
Argentine Republic
	Government International
	Bond 5.625% 1/26/22	45,000	42,165
			42,165
Australia – 0.10%
Australia Government Bond
3.75% 4/21/37	AUD	83,000	68,742
			68,742
Japan – 0.62%
Japan Bank For International
Cooperation 2.90%
(LIBOR03M + 0.57%)
2/24/20 ●		440,000	443,073
			443,073
Total Sovereign Bonds
(cost $563,397)			553,980

Supranational Banks – 0.04%
International Bank for
Reconstruction &
Development
4.625% 10/6/21	NZD	25,000	18,018
International Finance
3.625% 5/20/20	NZD	11,000	7,632
Total Supranational Banks
(cost $27,355)			25,650

US Treasury Obligations – 4.93%
US Treasury Bond
3.125% 5/15/48		25,000	25,675
US Treasury Floating Rate
Notes
1.95% (USBMMY03M +
0.00%) 1/31/20 ●		2,095,000	2,094,823
	1.983% (USBMMY03M +
0.033%) 4/30/20 ●		455,000	455,002
US Treasury Notes
2.625% 6/30/23		465,000	462,648
2.875% 5/15/28		460,000	460,782
Total US Treasury
Obligations
(cost $3,493,560)			3,498,930

		Number of
		shares
Preferred Stock – 0.65%
General Electric 5.00% µψ		18,000	17,779
Henkel & Co. 1.67%		210	26,854
Morgan Stanley 5.55% µψ		10,000	10,319
US Bancorp 3.50%
	(LIBOR03M + 1.02%) ψ●	400	373,620
Vedanta 7.50%		25,876	3,833
Volkswagen 2.67%		165	27,404
Total Preferred Stock
(cost $367,415)			459,809

(continues)     NQ-444 [6/18] 8/18 (566788) 23

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments – 1.68%
Discount Notes – 0.66%≠
Federal Home Loan Bank
0.765% 7/2/18	420,973	$420,972
1.374% 7/6/18	46,820	46,811
		467,783
Repurchase Agreements – 1.02%
Bank of America Merrill Lynch
2.02%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price $97,780
(collateralized by US
government obligations
0.00% 7/5/18; market
value $99,719)	97,764	97,764
Bank of Montreal
1.97%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price $293,340
(collateralized by US
government obligations
0.00%–3.75%
7/19/18–2/15/48; market
value $299,158)	293,292	293,292
BNP Paribas
2.00%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price $334,274
(collateralized by US
government obligations
0.00%–8.75%
8/31/18–8/15/46; market
value $340,902)	334,218	334,218
		725,274

Total Short-Term
Investments
(cost $1,193,038)		1,193,057
Total Value of
Securities – 103.29%
(cost $65,307,410)		73,250,329
Liabilities Net of
Receivables and Other
Assets – (3.29%)★		(2,334,200)
Net Assets Applicable to
7,392,733 Shares
Outstanding – 100.00%		$70,916,129
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2018, the aggregate value of Rule 144A securities was $8,299,527, which represents 11.70% of the Fund’s net assets.

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❖	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
★	Includes $138,015 cash collateral held at broker for swap contracts and $86,000 cash collateral held at broker for futures contracts as of June 30, 2018.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

24 NQ-444 [6/18] 8/18 (566788)

(Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNP	AUD	(175,333)	USD	129,753	8/10/18	$—	$(22)
BNYM	EUR	(49,128)	USD	56,806	7/2/18	—	(578)
BNYM	EUR	(5,508)	USD	6,409	7/3/18	—	(26)
BNYM	GBP	(550)	USD	725	7/2/18	—	(1)
BNYM	JPY	858,592	USD	(7,791)	7/3/18	—	(34)
BNYM	SGD	63,900	USD	(46,756)	7/3/18	147	—
Total Foreign Currency Exchange Contracts						$147	$(661)

Futures Contracts

			Notional		Value/	Value/	Variation Margin
		Notional	Cost	Expiration	Unrealized	Unrealized	Due from
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation[3]	Depreciation[3]	(Due to) Brokers
(4)	US Treasury 5 yr Notes	$(454,469)	$(452,926)	9/28/18	$—	$(1,543)	$94
(58)	US Treasury 10 yr Notes	(6,970,875)	(6,994,425)	9/20/18	23,550	—	(273)
(4)	US Treasury 10 yr Ultra Notes	(512,938)	(515,614)	9/20/18	2,676	—	—
(10)	US Treasury Long Bond	(1,450,000)	(1,454,116)	9/20/18	4,116	—	(312)
Total Futures Contracts			$(9,417,081)		$30,342	$(1,543)	$(491)

Swap Contracts

CDS Contracts1

Variation
				Upfront		Margin
Reference Obligation/				Payments		Due from
Termination Date/	Notional	Annual Protection		Paid	Unrealized	(Due to)
Payment Frequency	Amount[2]	Payments	Value	(Received)	Depreciation[3]	Broker
Centrally Cleared/Protection Purchased:
CDX.NA.HY.30[4] 6/20/23-Quarterly	1,545,000	5.00%	$(90,124)	$(82,623)	$(7,501)	$1,054
IRS Contracts[5]

Reference Obligation/					Variation
Termination Date/		Fixed / Floating			Margin
Payment Frequency		Interest Rate		Unrealized	Due to
(Fixed Rate / Floating Rate)	Notional Amount[2]	Paid (Received)[6]	Value	Appreciation[3]	Broker
Centrally Cleared:
5 yr IRS 4/3/22-(Semiannually/
Quarterly)	355,000	2.066%/(2.312%)	$10,174	$10,174	$97
7 yr IRS 6/14/24-(Semiannually/
Quarterly)	3,080,000	1.993%/(2.336%)	150,961	150,961	803
7 yr IRS 2/5/25-(Semiannually/
Quarterly)	4,540,000	2.733%/(2.363%)	44,161	44,161	1,289
10 yr IRS 6/27/27-(Semiannually/
Quarterly)	1,690,000	2.117%/(2.337%)	107,159	107,159	530
Total IRS Contracts			$312,455	$312,455	$2,719

(continues)     NQ-444 [6/18] 8/18 (566788) 25

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.
3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(36,495).
4Markit’s CDX.NA.HY Index is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
5An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
6Rates reset based on LIBOR03M.

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BADLARPP – Argentina Term Deposit Rate
BB – Barclays Bank
BNP – BNP Paribas
BNYM – BNY Mellon
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
CVA – Dutch Certificate
DB – Deutsche Bank
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
FREMF – Freddie Mac Multifamily
FTSE – Financial Times Stock Exchange
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange
IRS – Interest Rate Swap
JPM – JPMorgan
JPY – Japanese Yen
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MSCI – Morgan Stanley Capital International
NZD – New Zealand Dollar
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SGD – Singapore Dollar
TBA – To be announced
USBMMY03M – US Treasury 3 Months Bill Money Market Yield
USD – US Dollar
yr – Year

See accompanying notes.

26 NQ-444 [6/18] 8/18 (566788)

Notes
Delaware Foundation® Conservative Allocation Fund
June 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Delaware Group® Foundation Funds (Trust) – Delaware Foundation Conservative Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year ended, March 31, 2018.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at their net asset value (NAV), as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

(continues)     NQ-444 [6/18] 8/18 (566788) 27

Notes
June 30, 2018 (Unaudited)

2. Investments (continued)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Securities:
Assets:
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$22,135,993	$—	$22,135,993
Corporate Debt	—	16,564,622	—	16,564,622
Foreign Debt	—	633,860	—	633,860
Loan Agreements[1]	—	1,455,861	108,883	1,564,744
Municipal Bonds	—	312,328	—	312,328
Common Stock
Consumer Discretionary	2,818,791	78,715	—	2,897,506
Consumer Staples	1,860,014	—	—	1,860,014
Energy	1,726,956	—	—	1,726,956
Financials	3,373,342	65,187	—	3,438,529
Healthcare	3,287,972	—	—	3,287,972
Industrials	2,822,761	55,145	152	2,878,058
Information Technology	4,750,297	29,597	—	4,779,894
Materials	960,916	49,707	—	1,010,623
Real Estate	2,713,062	10,138	—	2,723,200
Telecommunication Services	853,249	—	—	853,249
Utilities	321,233	—	—	321,233
Exchange-Traded Funds	1,109,752	—	—	1,109,752
Preferred Stock[1]	431,711	28,098	—	459,809
US Treasury Obligations	—	3,498,930	—	3,498,930
Short-Term Investments	—	1,193,057	—	1,193,057
Total Value of Securities	$27,030,056	$46,111,238	$109,035	$73,250,329

28 NQ-444 [6/18] 8/18 (566788)

(Unaudited)

	Level 1	Level 2	Level 3	Total
Derivatives[2] :
Assets:
Foreign Currency Exchange
Contracts	$—	$147	$—	$147
Futures Contracts	30,342	—	—	30,342
Swap Contracts	—	312,455	—	312,455
Liabilities:
Foreign Currency Exchange
Contracts	—	(661)	—	(661)
Futures Contracts	(1,543)	—	—	(1,543)
Swap Contracts	—	(7,501)	—	(7,501)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	93.04%	6.96%	100.00%
Preferred Stock	93.89%	6.11%	—	100.00%

2Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Effective at the close of business on July 27, 2018, the Fund was reorganized with and into Delaware Foundation® Moderate Allocation Fund (Reorganization). The Reorganization was not subject to shareholder approval. The Board had determined that the Reorganization was in the best interests of the Fund and that the interests of the Fund’s previously existing shareholders would not have been diluted as a result of the Reorganization.

Management has determined that no other material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

(continues)     NQ-444 [6/18] 8/18 (566788) 29

Schedule of investments

Delaware Foundation® Moderate Allocation Fund
June 30, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 53.12%
US Markets – 30.14%
Consumer Discretionary – 2.42%
Amazon.com †	290	$492,942
American Eagle Outfitters	3,515	81,724
Aramark	3,440	127,624
BorgWarner	2,830	122,143
Century Communications =†	25,000	0
Cheesecake Factory	2,395	131,869
Chuy’s Holdings †	2,900	89,030
Cinemark Holdings	1,840	64,547
Comcast Class A	4,650	152,567
Del Frisco’s Restaurant
Group †	2,345	29,547
Dollar General	4,038	398,147
Dollar Tree †	7,000	595,000
Domino’s Pizza	656	185,104
Five Below †	1,620	158,290
Hasbro	1,202	110,957
Home Depot	2,140	417,514
Jack in the Box	1,450	123,424
Liberty Global Class A †	3,086	84,988
Liberty Global Class C †	13,484	358,809
Lowe’s	7,700	735,889
Malibu Boats Class A †	3,533	148,174
NIKE Class B	2,090	166,531
Starbucks	3,020	147,527
Steven Madden	4,355	231,251
Tenneco	2,705	118,912
Toll Brothers	2,180	80,638
Tractor Supply	1,210	92,553
TripAdvisor †	6,815	379,664
Twenty-First Century Fox
Class A	1,820	90,436
Walt Disney	1,820	190,754
		6,106,555
Consumer Staples – 0.80%
Archer-Daniels-Midland	15,200	696,616
Casey’s General Stores	1,270	133,452
General Mills	2,750	121,715
J&J Snack Foods	951	144,999
Mondelez International	16,500	676,500
PepsiCo	1,330	144,797
Pinnacle Foods	1,510	98,241
		2,016,320
Energy – 1.83%
Carrizo Oil & Gas †	6,385	177,822
Chevron	2,360	298,375
ConocoPhillips	10,600	737,972
EOG Resources	1,500	186,645
Halliburton	19,400	874,164
Keane Group †	6,195	84,686
Marathon Oil	35,889	748,645
Occidental Petroleum	10,640	890,355
Pioneer Energy Services †	16,240	95,004
Pioneer Natural Resources	1,130	213,841
SRC Energy †	15,805	174,171
Superior Energy Services †	5,760	56,102
US Silica Holdings	2,515	64,610
		4,602,392
Financials – 4.04%
Allstate	7,300	666,271
American Equity Investment
Life Holding	3,430	123,480
American International
Group	13,300	705,166
Bank of New York Mellon	13,000	701,090
BB&T	14,500	731,380
BlackRock	460	229,558
Bryn Mawr Bank	1,410	65,283
Capital One Financial	1,760	161,744
CenterState Bank	3,215	95,871
Charles Schwab	7,225	369,197
City Holding	1,276	95,993
CME Group	1,754	287,516
CoBiz Financial	4,335	93,116
Comerica	1,550	140,926
East West Bancorp	2,400	156,480
Essent Group †	3,975	142,385
Evercore Class A	1,375	144,994
FCB Financial Holdings
Class A †	2,045	120,246
First Bancorp (North
Carolina)	2,450	100,229
First Financial Bancorp	3,774	115,673
First Interstate BancSystem	3,150	132,930
Great Western Bancorp	3,806	159,814
Hope Bancorp	7,225	128,822
Houlihan Lokey	880	45,074
Independent Bank	1,270	99,568
Independent Bank Group	1,535	102,538
Infinity Property & Casualty	775	110,321
Intercontinental Exchange	7,947	584,502
Invesco	5,170	137,315
JPMorgan Chase & Co.	4,200	437,640
KeyCorp	11,940	233,308

(continues)     NQ-448 [6/18] 8/18 (566894) 1

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Financials (continued)
LendingTree †	235	$50,243
Marsh & McLennan	8,700	713,139
MGIC Investment †	20,170	216,222
Old National Bancorp	7,105	132,153
Primerica	1,510	150,396
Prudential Financial	1,240	115,952
Raymond James Financial	1,570	140,279
Reinsurance Group of
America	540	72,079
Selective Insurance Group	2,250	123,750
State Street	1,490	138,704
Sterling Bancorp	6,260	147,110
Stifel Financial	2,445	127,751
Travelers	860	105,212
Umpqua Holdings	6,085	137,460
United Bankshares	2,644	96,242
US Bancorp	2,760	138,055
WSFS Financial	3,170	168,961
		10,192,138
Healthcare – 4.86%
Abbott Laboratories	15,330	934,977
AbbVie	1,570	145,461
Adamas Pharmaceuticals †	4,050	104,611
Biogen †	1,615	468,738
Brookdale Senior Living †	15,675	142,486
Cardinal Health	13,300	649,439
Catalent †	3,360	140,750
Celgene †	1,370	108,805
Cigna	930	158,053
Clovis Oncology †	2,160	98,215
CONMED	2,450	179,340
CryoLife †	5,727	159,497
CVS Health	9,700	624,195
DENTSPLY SIRONA	5,386	235,745
DexCom †	1,470	139,621
Edwards Lifesciences †	830	120,823
Eli Lilly & Co.	1,520	129,702
Encompass Health	1,795	121,557
Exact Sciences †	1,940	115,993
Express Scripts Holding †	11,350	876,333
Illumina †	993	277,335
IQVIA Holdings †	4,695	468,655
Johnson & Johnson	7,580	919,757
Ligand Pharmaceuticals
Class B †	930	192,668
Medicines †	3,580	131,386
Merck & Co.	15,070	914,749
Merit Medical Systems †	3,355	171,776
Natera †	5,548	104,413
NuVasive †	1,745	90,949
Pfizer	19,722	715,514
Prestige Brands Holdings †	2,988	114,679
Puma Biotechnology †	1,495	88,429
Quest Diagnostics	6,200	681,628
Quidel †	2,675	177,887
Repligen †	3,470	163,229
Retrophin †	4,815	131,257
Spark Therapeutics †	1,040	86,070
Spectrum Pharmaceuticals †	2,675	56,068
TESARO †	990	44,025
Thermo Fisher Scientific	860	178,140
UnitedHealth Group	1,471	360,895
Vanda Pharmaceuticals †	8,025	152,876
Vertex Pharmaceuticals †	880	149,565
West Pharmaceutical Services	850	84,397
Wright Medical Group †	5,795	150,438
		12,261,126
Industrials – 2.67%
ABM Industries	3,985	116,282
Applied Industrial
Technologies	2,075	145,561
ASGN †	1,615	126,277
Barnes Group	2,383	140,359
Casella Waste Systems †	5,726	146,643
Columbus McKinnon	3,443	149,288
Continental Building
Products †	7,175	226,371
Eaton	1,430	106,878
ESCO Technologies	2,034	117,362
Federal Signal	5,185	120,759
FedEx	1,969	447,081
Gates Industrial †	3,030	49,298
Granite Construction	2,273	126,515
Hawaiian Holdings	1,460	52,487
Honeywell International	830	119,561
Ingersoll-Rand	820	73,579
Kadant	1,542	148,263
KeyW Holding †	3,600	31,464
Kforce	4,355	149,377
KLX †	1,380	99,222
Knight-Swift Transportation
Holdings	2,935	112,146
Lockheed Martin	390	115,218
MasTec †	1,090	55,317

2 NQ-448 [6/18] 8/18 (566894)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Industrials (continued)
MYR Group †	3,730	$132,266
Navigant Consulting †	4,025	89,113
Nielsen Holdings	2,070	64,025
Northrop Grumman	2,300	707,710
Oshkosh	1,080	75,946
Parker-Hannifin	1,270	197,929
Raytheon	3,500	676,130
Rockwell Automation	290	48,207
Southwest Airlines	2,280	116,006
Tetra Tech	2,675	156,487
Union Pacific	1,860	263,525
United Technologies	1,860	232,556
US Ecology	2,510	159,887
WageWorks †	1,612	80,600
Waste Management	8,600	699,524
Woodward	725	55,723
		6,730,942
Information Technology – 6.01%
Accenture Class A	1,140	186,493
Adobe Systems †	770	187,734
Alphabet Class A †	881	994,816
Alphabet Class C †	210	234,287
Analog Devices	1,360	130,451
Anixter International †	1,445	91,469
Apple	3,695	683,981
Applied Materials	6,843	316,078
Apptio Class A †	3,301	119,496
Arista Networks †	993	255,688
Autodesk †	2,647	346,995
Belden	1,805	110,322
Blackbaud	625	64,031
Broadcom	850	206,244
Brooks Automation	4,210	137,330
CA	20,445	728,864
Cisco Systems	22,320	960,430
Convergys	2,435	59,511
eBay †	10,731	389,106
Electronic Arts †	3,051	430,252
ExlService Holdings †	2,315	131,052
Facebook Class A †	1,490	289,537
GrubHub †	1,410	147,923
II-VI †	2,960	128,612
Intel	20,500	1,019,055
j2 Global	1,835	158,929
MACOM Technology Solutions
Holdings †	1,340	30,874
Mastercard Class A	3,643	715,922
MaxLinear Class A †	6,380	99,464
Microsoft	13,806	1,361,410
NETGEAR †	2,005	125,313
Oracle	15,250	671,915
Paycom Software †	740	73,134
PayPal Holdings †	9,798	815,879
Plantronics	1,505	114,756
Proofpoint †	995	114,733
PTC †	1,290	121,015
Q2 Holdings †	2,450	139,773
salesforce.com †	1,480	201,872
Semtech †	3,155	148,443
ServiceNow †	390	67,263
Silicon Laboratories †	1,130	112,548
SS&C Technologies Holdings	2,290	118,851
Take-Two Interactive
Software †	3,756	444,560
Tyler Technologies †	790	175,459
Visa Class A	6,882	911,521
Yelp †	2,045	80,123
		15,153,514
Materials – 0.94%
Axalta Coating Systems †	2,140	64,863
Balchem	825	80,965
Boise Cascade	4,065	181,705
DowDuPont	13,022	858,410
Eastman Chemical	2,040	203,918
Kaiser Aluminum	1,455	151,480
Minerals Technologies	2,255	169,914
Neenah	2,360	200,246
Quaker Chemical	880	136,286
Venator Materials †	2,875	47,035
WestRock	2,474	141,067
Worthington Industries	3,100	130,107
		2,365,996
Real Estate – 5.35%
American Tower	1,890	272,481
Apartment Investment &
Management	3,900	164,970
Armada Hoffler Properties	3,600	53,640
AvalonBay Communities	2,900	498,481
Boston Properties	3,600	451,512
Brandywine Realty Trust	26,875	453,650
Brixmor Property Group	4,820	84,013
Camden Property Trust	600	54,678
Cousins Properties	12,050	116,765
Crown Castle International	3,207	345,779

(continues)     NQ-448 [6/18] 8/18 (566894) 3

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Real Estate (continued)
DCT Industrial Trust	4,268	$284,804
DDR	6,888	123,286
Douglas Emmett	7,600	305,368
EastGroup Properties	1,280	122,317
Empire State Realty Trust	2,450	41,895
Equinix	512	220,104
Equity LifeStyle Properties	2,100	192,990
Equity Residential	18,220	1,160,432
Essex Property Trust	1,575	376,535
Extra Space Storage	1,950	194,629
Federal Realty Investment
Trust	1,025	129,714
First Industrial Realty Trust	13,605	453,591
GGP	17,525	358,036
Gramercy Property Trust	5,255	143,567
Highwoods Properties	4,200	213,066
Host Hotels & Resorts	13,750	289,713
JBG SMITH Properties	2,087	76,113
Kilroy Realty	2,575	194,773
Kimco Realty	9,225	156,733
Kite Realty Group Trust	8,087	138,126
LaSalle Hotel Properties	1,850	63,325
Lexington Realty Trust	9,000	78,570
Macerich	2,300	130,709
Mack-Cali Realty	5,650	114,582
Mid-America Apartment
Communities	1,946	195,904
National Retail Properties	3,225	141,771
Omega Healthcare Investors	2,800	86,800
Pebblebrook Hotel Trust	7,080	274,704
Prologis	10,375	681,534
PS Business Parks	1,150	147,775
Public Storage	2,100	476,406
Ramco-Gershenson Properties
Trust	17,310	228,665
Regency Centers	5,548	344,420
RLJ Lodging Trust	4,450	98,123
Simon Property Group	6,300	1,072,197
SL Green Realty	3,100	311,643
Spirit MTA REIT †	1,130	11,639
Spirit Realty Capital	11,300	90,739
Tanger Factory Outlet Centers	4,400	103,356
Taubman Centers	1,025	60,229
UDR	6,775	254,333
Urban Edge Properties	1,950	44,597
Ventas	6,300	358,785
Vornado Realty Trust	4,200	310,464
Welltower	2,250	141,053
		13,494,084
Telecommunication Services – 0.69%
AT&T	29,080	933,759
ATN International	2,069	109,181
Verizon Communications	13,800	694,278
		1,737,218
Utilities – 0.53%
Edison International	10,148	642,064
NorthWestern	3,105	177,761
PPL	6,990	199,565
South Jersey Industries	4,850	162,329
Spire	2,230	157,549
		1,339,268
Total US Markets
(cost $48,010,116)		75,999,553
Developed Markets – 16.15%§
Consumer Discretionary – 3.13%
Bandai Namco Holdings	3,000	123,831
Bayerische Motoren Werke	6,517	590,807
Cie Generale des
Etablissements Michelin	4,509	549,203
Denso	3,500	171,088
Donaco International	206,000	22,105
Genting Singapore	153,000	136,998
HUGO BOSS	1,200	108,970
Industria de Diseno Textil	4,480	153,081
Kering	1,126	635,906
Luxottica Group	1,570	101,316
LVMH Moet Hennessy Louis
Vuitton	445	148,210
Nitori Holdings	448	69,922
Oriental Land	1,000	104,999
Persimmon	2,500	83,573
Playtech	73,517	730,591
Publicis Groupe	3,386	233,059
Puma	127	74,304
Sodexo	910	90,988
Sony	5,600	286,487
Stanley Electric	4,600	157,052
Swatch Group	285	135,579
Techtronic Industries	136,500	761,175
Toyota Motor	14,389	931,844
USS	6,100	116,143
Valeo	7,239	395,802
Vivendi	6,700	164,309

4 NQ-448 [6/18] 8/18 (566894)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
WPP	7,400	$116,510
Yue Yuen Industrial Holdings	251,500	710,044
		7,903,896
Consumer Staples – 2.08%
Aeon	6,000	128,438
Anheuser-Busch InBev	1,350	136,370
Asahi Group Holdings	2,100	107,584
Carlsberg Class B	5,897	694,705
Chocoladefabriken Lindt &
Spruengli	25	162,325
Coca-Cola Amatil	18,331	124,806
Coca-Cola HBC †	3,550	118,580
Diageo	4,450	159,860
Essity Class B	5,450	134,596
Imperial Brands	25,287	941,772
Jeronimo Martins	5,230	75,551
Koninklijke Ahold Delhaize	7,302	174,852
L’Oreal	1,130	279,098
Matsumotokiyoshi Holdings	12,000	539,222
Nestle	3,800	295,082
Reckitt Benckiser Group
(United Kingdom)	720	59,284
Sundrug	3,100	125,719
Suntory Beverage & Food	2,500	106,806
Tate & Lyle	15,200	129,749
Treasury Wine Estates	9,600	123,547
Unicharm	3,600	108,376
Unilever	1,600	88,518
Unilever CVA	2,700	150,669
WH Group 144A #	137,500	111,990
Woolworths Group	7,850	177,303
		5,254,802
Energy – 0.64%
Caltex Australia	4,505	108,486
Galp Energia	7,700	146,885
Neste	2,000	156,952
Suncor Energy	13,600	553,455
TOTAL	10,476	638,731
		1,604,509
Financials – 2.30%
AIA Group	41,800	365,489
AXA	27,138	666,002
Banco Espirito Santo
Class R =†	285,000	0
Banco Santander	88,363	473,850
Bank Leumi Le-Israel	28,800	170,049
DBS Group Holdings	7,100	138,665
ING Groep	41,728	600,743
Investec	20,000	142,005
Mediobanca Banca di Credito
Finanziario	7,600	70,665
Mitsubishi UFJ Financial
Group	152,373	868,560
Nordea Bank	73,807	710,980
Prudential	9,600	219,754
Standard Chartered	64,746	591,817
UniCredit	31,283	522,266
United Overseas Bank	12,500	245,505
		5,786,350
Healthcare – 1.86%
Astellas Pharma	15,100	230,356
Bayer	2,330	256,724
Fresenius SE & Co.	2,600	208,896
Indivior †	22,300	112,777
Koninklijke Philips	23,290	990,689
Lonza Group †	440	117,076
Merck	1,230	120,111
Novartis	9,785	743,830
Novo Nordisk Class B	2,900	134,546
Roche Holding	1,330	296,205
Sanofi	4,642	372,147
Shire	13,996	787,798
Smith & Nephew	11,130	205,350
Sumitomo Dainippon Pharma	5,100	108,021
		4,684,526
Industrials – 3.31%
ABB	6,950	152,362
Brambles	24,850	163,305
Brenntag	2,850	158,823
Cie de Saint-Gobain	3,000	134,075
Deutsche Post	24,550	801,886
East Japan Railway	5,541	531,253
Eiffage	1,070	116,433
Elbit Systems	710	83,319
Fraport Frankfurt Airport
Services Worldwide	1,500	144,725
Fuji Electric	15,000	114,348
Intertek Group	1,700	128,243
ITOCHU	64,349	1,166,785
Japan Airlines	3,100	109,983
Leonardo	31,449	310,924
Meggitt	72,737	473,542
MINEBEA MITSUMI	49,600	839,547

(continues)     NQ-448 [6/18] 8/18 (566894) 5

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials (continued)
Mitsubishi Electric	8,500	$113,203
Qantas Airways	28,300	129,011
Rexel	8,316	119,596
Rolls-Royce Holdings =†	628,350	746
Rolls-Royce Holdings †	8,850	115,420
Safran	1,720	208,996
Schneider Electric	1,890	157,634
Shimizu	14,100	146,330
Teleperformance	2,812	496,847
Tokyu	8,800	151,654
Vestas Wind Systems	1,380	85,440
Vinci	7,796	749,819
Volvo Class B	10,400	166,275
West Japan Railway	2,000	147,478
Wolters Kluwer	2,350	132,441
		8,350,443
Information Technology – 1.11%
Amadeus IT Group	2,160	170,517
ASM Pacific Technology	11,700	147,935
ASML Holding (New York
Shares)	1,088	215,391
Capgemini	1,120	150,674
CGI Group Class A †	9,804	621,284
Computershare	10,000	136,391
Fujitsu	20,000	121,357
Infineon Technologies	6,410	163,411
InterXion Holding †	1,930	120,471
Nice †	1,680	173,407
Sage Group	12,500	103,699
SAP	1,905	220,130
Seiko Epson	7,500	130,470
Tokyo Electron	1,000	171,792
Trend Micro	2,500	142,709
		2,789,638
Materials – 1.04%
Air Liquide	1,607	202,116
Alamos Gold	24,271	138,280
BASF	1,130	108,090
BlueScope Steel	10,350	132,203
Covestro 144A #	1,605	143,235
CRH	4,750	168,353
Daicel	13,300	147,277
Givaudan	82	186,473
Koninklijke DSM	1,500	150,856
Kuraray	8,100	111,643
Norsk Hydro	17,800	106,634
Rio Tinto	10,711	593,847
Shin-Etsu Chemical	2,100	187,267
South32	56,200	150,143
Yamana Gold	33,383	97,255
		2,623,672
Real Estate – 0.15%
Daito Trust Construction	1,000	162,670
Klepierre	3,000	112,985
Mirvac Group	64,750	103,983
		379,638
Telecommunication Services – 0.41%
Nippon Telegraph &
Telephone	14,686	668,010
Tele2 Class B	31,502	370,353
		1,038,363
Utilities – 0.12%
National Grid	11,122	123,063
Tokyo Gas	7,200	191,226
		314,289
Total Developed Markets
(cost $31,392,588)		40,730,126
Emerging Markets – 6.83%❖
Consumer Discretionary – 0.38%
Arcos Dorados Holdings
Class A	19,500	135,525
Astra International	340,400	156,779
B2W Cia Digital †	45,044	311,470
Grupo Televisa ADR	9,250	175,287
Hyundai Motor	796	89,635
Woolworths Holdings	23,228	93,894
		962,590
Consumer Staples – 0.90%
Atacadao Distribuicao
Comercio e Industria	16,400	62,964
BRF ADR †	12,660	59,249
China Mengniu Dairy †	74,000	250,892
Cia Brasileira de Distribuicao
ADR	6,900	137,862
Cia Cervecerias Unidas ADR	3,300	82,302
Coca-Cola Femsa ADR	5,600	316,008
Fomento Economico
Mexicano ADR	1,625	142,659
Lotte Chilsung Beverage	89	122,739
Lotte Confectionery	367	59,602
Tingyi Cayman Islands
Holding	157,816	366,097
Uni-President China Holdings	309,000	397,002

6 NQ-448 [6/18] 8/18 (566894)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Emerging Markets❖ (continued)
Consumer Staples (continued)
Wal-Mart de Mexico	44,372	$117,117
X5 Retail Group GDR	5,501	145,666
		2,260,159
Energy – 1.12%
China Petroleum & Chemical	198,850	177,671
Gazprom PJSC ADR	55,537	244,418
LUKOIL PJSC ADR	4,500	310,185
Petroleo Brasileiro ADR	17,200	172,516
PTT	59,810	86,655
Reliance Industries GDR
144A #	59,018	1,658,406
Rosneft Oil PJSC GDR	27,910	173,600
		2,823,451
Financials – 0.83%
Akbank Turk	108,919	178,297
Banco Bradesco ADR	14,564	99,909
Banco Santander Brasil ADR	8,100	60,750
Banco Santander Mexico
ADR	18,600	124,434
Grupo Financiero Banorte	19,600	115,250
ICICI Bank ADR	12,090	97,083
Industrial & Commercial Bank
of China	386,000	288,801
Itau Unibanco Holding ADR	17,640	183,103
KB Financial Group ADR	4,489	208,649
Ping An Insurance Group Co.
of China	17,500	161,046
Samsung Life Insurance	2,564	226,377
Sberbank of Russia PJSC	98,223	340,958
		2,084,657
Healthcare – 0.02%
Hypera	6,600	46,898
		46,898
Industrials – 0.05%
Gol Linhas Aereas Inteligentes
ADR †	7,650	40,851
Lotte †	1,668	85,757
		126,608
Information Technology – 2.59%
Alibaba Group Holding ADR †	6,235	1,156,780
Baidu ADR †	1,325	321,975
Hon Hai Precision Industry	73,978	201,878
Mail.Ru Group GDR †	2,614	75,806
MediaTek	43,000	423,110
NAVER	137	93,792
Samsung Electronics	28,050	1,174,098
SINA †	5,800	491,202
SK Hynix	2,822	216,999
Sohu.com ADR †	9,500	337,250
Taiwan Semiconductor
Manufacturing	61,069	433,653
Taiwan Semiconductor
Manufacturing ADR	4,000	146,240
Tencent Holdings	23,000	1,154,456
Weibo ADR †	1,060	94,086
WNS Holdings ADR †	3,840	200,371
		6,521,696
Materials – 0.11%
Cemex ADR †	10,426	68,395
Cia de Minas Buenaventura
ADR	9,400	128,122
Impala Platinum Holdings †	5,403	7,976
UltraTech Cement	1,577	87,892
		292,385
Real Estate – 0.06%
Etalon Group GDR 144A #	16,400	44,936
IRSA Inversiones y
Representaciones ADR	4,500	77,805
UEM Sunrise	147,519	25,929
		148,670
Telecommunication Services – 0.77%
America Movil Class L ADR	5,220	86,965
China Mobile	25,421	225,839
China Mobile ADR	7,900	350,681
LG Uplus	8,918	112,025
Mobile TeleSystems PJSC ADR	7,600	67,108
SK Telecom ADR	31,200	727,584
Telefonica Brasil ADR	8,905	105,702
TIM Participacoes ADR	8,900	150,054
Turkcell Iletisim Hizmetleri
ADR	12,450	81,423
VEON ADR	15,392	36,633
		1,944,014
Total Emerging Markets
(cost $12,746,212)		17,211,128

Total Common Stock
(cost $92,148,916)		133,940,807

(continues)     NQ-448 [6/18] 8/18 (566894) 7

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Exchange-Traded Funds – 2.56%
iShares MSCI EAFE ETF	1,070	$71,658
iShares MSCI EAFE Growth
ETF	4,535	357,358
iShares Russell 1000 Growth
ETF	32,550	4,680,690
Vanguard FTSE Developed
Markets ETF	2,300	98,670
Vanguard Mega Cap Growth
ETF	5,490	653,145
Vanguard Russell 1000
Growth ETF	4,040	594,082
Total Exchange-Traded
Funds (cost $5,000,230)		6,455,603

	Principal
	amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
4.715% 9/26/33 ●	40,805	43,483
Fannie Mae REMIC Trust
Series 2002-W11 AV1
2.431% (LIBOR01M +
0.34%, Floor 0.17%)
11/25/32 ●	2,282	2,234
Total Agency Asset-Backed
Securities (cost $42,758)		45,717

Agency Collateralized Mortgage Obligations – 8.29%
Fannie Mae Grantor Trust
Series 2002-T1 A2
7.00% 11/25/31	20,149	22,966
Fannie Mae Interest Strip
Series 417 C24
3.50% 12/25/42 Σ	164,799	30,366
Series 418 C12
3.00% 8/25/33 Σ	57,246	7,506
Series 419 C2
3.00% 5/25/29 Σ	1,326,664	123,279
Series 419 C3
3.00% 11/25/43 Σ	63,887	12,742
Fannie Mae REMIC Trust
Series 2002-W1 2A
7.50% 2/25/42 ●	10,823	11,752
Fannie Mae REMICs
Series 2008-15 SB
4.509% (6.60% minus
LIBOR01M, Cap 6.60%)
8/25/36 Σ●	17,517	2,870
Series 2010-96 DC
4.00% 9/25/25	1,717	1,815
Series 2011-101 EI
3.50% 10/25/26 Σ	21,472	2,048
Series 2012-51 SA 4.409%
(6.50% minus LIBOR01M,
Cap 6.50%) 5/25/42 Σ●	46,546	9,976
Series 2012-60 KI
3.00% 9/25/26 Σ	61,235	3,746
Series 2012-98 DI
3.50% 9/25/27 Σ	33,394	3,454
Series 2012-98 IY
3.00% 9/25/27 Σ	262,419	23,961
Series 2012-98 KI
3.50% 7/25/27 Σ	61,445	5,955
Series 2012-98 MI
3.00% 8/25/31 Σ	138,102	15,566
Series 2012-99 AI
3.50% 5/25/39 Σ	321,435	33,455
Series 2012-107 IG
3.50% 10/25/27 Σ	216,038	21,889
Series 2012-118 AI
3.50% 11/25/37 Σ	633,521	69,531
Series 2012-120 CI
3.50% 12/25/31 Σ	241,730	24,506
Series 2012-120 WI
3.00% 11/25/27 Σ	36,874	3,564
Series 2012-121 ID
3.00% 11/25/27 Σ	129,089	12,393
Series 2012-122 SD
4.009% (6.10% minus
LIBOR01M, Cap 6.10%)
11/25/42 Σ●	64,156	11,497
Series 2012-125 MI
3.50% 11/25/42 Σ	297,379	65,187
Series 2012-126 PI
3.50% 7/25/42 Σ	72,254	9,883
Series 2012-129 PZ
3.50% 12/25/42	35,249	34,281
Series 2012-137 EI
3.00% 12/25/27 Σ	316,870	28,037
Series 2012-137 QI
3.00% 12/25/27 Σ	298,053	29,884
Series 2012-137 WI
3.50% 12/25/32 Σ	56,367	9,347
Series 2012-139 NS
4.609% (6.70% minus
LIBOR01M, Cap 6.70%)
12/25/42 Σ●	87,006	19,429
Series 2012-144 EI
3.00% 1/25/28 Σ	37,922	3,310
Series 2012-146 IO
3.50% 1/25/43 Σ	45,903	9,278

8 NQ-448 [6/18] 8/18 (566894)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2012-149 IC
3.50% 1/25/28 Σ	37,676	$3,992
Series 2012-153 DI
3.50% 1/25/28 Σ	75,336	7,441
Series 2013-1 YI
3.00% 2/25/33 Σ	56,019	7,507
Series 2013-2 DA
2.00% 11/25/42	5,824	5,114
Series 2013-4 PL
2.00% 2/25/43	18,000	14,550
Series 2013-7 EI
3.00% 10/25/40 Σ	4,008,974	542,466
Series 2013-7 GP
2.50% 2/25/43	16,000	14,201
Series 2013-9 IO
3.00% 2/25/28 Σ	38,422	3,424
Series 2013-26 HI
3.00% 4/25/32 Σ	43,291	3,717
Series 2013-26 ID
3.00% 4/25/33 Σ	152,878	21,758
Series 2013-38 AI
3.00% 4/25/33 Σ	147,299	19,581
Series 2013-43 IX
4.00% 5/25/43 Σ	425,386	104,167
Series 2013-44 DI
3.00% 5/25/33 Σ	459,827	65,859
Series 2013-45 PI
3.00% 5/25/33 Σ	290,292	41,308
Series 2013-51 PI
3.00% 11/25/32 Σ	463,218	54,531
Series 2013-55 AI
3.00% 6/25/33 Σ	176,550	25,459
Series 2013-59 PY
2.50% 6/25/43	70,000	61,917
Series 2013-60 CI
3.00% 6/25/31 Σ	1,016,008	93,824
Series 2013-62 PY
2.50% 6/25/43	70,000	61,138
Series 2013-64 KI
3.00% 2/25/33 Σ	938,980	126,402
Series 2013-69 IJ
3.00% 7/25/33 Σ	50,428	7,113
Series 2013-69 IO
3.00% 11/25/31 Σ	44,864	4,333
Series 2013-71 ZA
3.50% 7/25/43	70,266	69,863
Series 2013-75 JI
3.00% 9/25/32 Σ	162,083	19,999
Series 2013-83 LI
2.50% 8/25/28 Σ	170,224	14,736
Series 2013-92 SA 3.859%
(5.95% minus LIBOR01M,
Cap 5.95%) 9/25/43 Σ●	63,473	11,837
Series 2014-25 DI
3.50% 8/25/32 Σ	62,186	7,550
Series 2014-36 ZE
3.00% 6/25/44	107,364	97,327
Series 2014-46 IK
3.00% 9/25/40 Σ	64,180	7,669
Series 2014-59 AI
3.00% 10/25/40 Σ	51,593	5,155
Series 2014-63 KI
3.50% 11/25/33 Σ	75,871	9,643
Series 2014-68 BS
4.059% (6.15% minus
LIBOR01M, Cap 6.15%)
11/25/44 Σ●	191,249	36,029
Series 2014-90 SA
4.059% (6.15% minus
LIBOR01M, Cap 6.15%)
1/25/45 Σ●	155,266	28,356
Series 2014-94 AI
3.00% 10/25/32 Σ	106,863	10,188
Series 2015-11 BI
3.00% 1/25/33 Σ	110,706	11,206
Series 2015-28 GI
3.50% 6/25/34 Σ	210,598	26,567
Series 2015-40 GZ
3.50% 5/25/45	26,731	25,962
Series 2015-43 PZ
3.50% 6/25/45	11,138	10,791
Series 2015-44 Z
3.00% 9/25/43	179,032	169,947
Series 2015-53 KB
3.00% 1/25/45	30,000	28,236
Series 2015-59 CI
3.50% 8/25/30 Σ	48,142	4,666
Series 2015-66 ID
3.50% 5/25/42 Σ	73,419	11,184
Series 2015-71 PI
4.00% 3/25/43 Σ	839,909	142,269
Series 2015-87 TI
3.50% 11/25/35 Σ	63,418	10,390
Series 2015-89 EZ
3.00% 12/25/45	46,461	40,810
Series 2015-95 SH
3.909% (6.00% minus
LIBOR01M, Cap 6.00%)
1/25/46 Σ●	144,694	26,081
Series 2016-2 HI
3.00% 12/25/41 Σ	262,811	38,181

(continues)     NQ-448 [6/18] 8/18 (566894) 9

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-17 BI
4.00% 2/25/43 Σ	1,416,726	$239,715
Series 2016-20 DI
3.50% 4/25/31 Σ	194,812	25,618
Series 2016-33 DI
3.50% 6/25/36 Σ	69,297	10,408
Series 2016-33 EL
3.00% 6/25/46	309,000	280,761
Series 2016-54 PI
3.00% 2/25/44 Σ	282,969	31,982
Series 2016-60 LI
3.00% 9/25/46 Σ	86,520	13,331
Series 2016-61 ML
3.00% 9/25/46	13,000	12,076
Series 2016-62 IC
3.00% 3/25/43 Σ	89,535	10,504
Series 2016-62 SA
3.909% (6.00% minus
LIBOR01M, Cap 6.00%)
9/25/46 Σ●	239,408	48,334
Series 2016-71 PI
3.00% 10/25/46 Σ	87,251	13,294
Series 2016-72 AZ
3.00% 10/25/46	289,804	264,352
Series 2016-74 GS 3.909%
(6.00% minus LIBOR01M,
Cap 6.00%) 10/25/46 Σ●	2,135,738	471,312
Series 2016-74 IH
3.50% 11/25/45 Σ	87,538	15,329
Series 2016-80 BZ
3.00% 11/25/46	383,690	334,227
Series 2016-80 CZ
3.00% 11/25/46	335,335	292,091
Series 2016-80 JZ
3.00% 11/25/46	34,690	31,180
Series 2016-90 CI
3.00% 2/25/45 Σ	1,920,365	246,079
Series 2016-95 IO
3.00% 12/25/46 Σ	3,283,041	598,821
Series 2016-95 US 3.909%
(6.00% minus LIBOR01M,
Cap 6.00%) 12/25/46 Σ●	3,097,630	562,565
Series 2016-99 DI
3.50% 1/25/46 Σ	89,126	16,698
Series 2016-99 TI
3.50% 3/25/36 Σ	129,853	19,310
Series 2016-101 ZP
3.50% 1/25/47	24,238	23,271
Series 2016-105 SA
3.909% (6.00% minus
LIBOR01M, Cap 6.00%)
1/25/47 Σ●	79,763	15,408
Series 2017-6 NI
3.50% 3/25/46 Σ	200,275	37,294
Series 2017-8 BZ
3.00% 2/25/47	5,217	4,614
Series 2017-15 NI
3.50% 3/25/42 Σ	262,195	32,630
Series 2017-15 NZ
3.50% 3/25/47	5,239	5,116
Series 2017-16 SM
3.959% (6.05% minus
LIBOR01M, Cap 6.05%)
3/25/47 Σ●	199,850	38,749
Series 2017-16 YT
3.00% 7/25/46	5,000	4,874
Series 2017-16 YW
3.00% 3/25/47	10,000	9,336
Series 2017-17 LI
3.00% 4/25/37 Σ	82,952	7,994
Series 2017-24 AI
3.00% 8/25/46 Σ	165,053	27,444
Series 2017-25 BL
3.00% 4/25/47	5,000	4,708
Series 2017-26 VZ
3.00% 4/25/47	22,840	20,628
Series 2017-27 EM
3.00% 4/25/47	28,000	26,154
Series 2017-28 Z
3.50% 4/25/47	28,206	27,804
Series 2017-40 GZ
3.50% 5/25/47	9,375	9,230
Series 2017-40 IG
3.50% 3/25/43 Σ	89,084	13,838
Series 2017-45 IJ
3.00% 11/25/46 Σ	125,545	22,721
Series 2017-46 BI
3.00% 4/25/47 Σ	81,456	13,601
Series 2017-46 JI
3.50% 1/25/43 Σ	81,553	11,156
Series 2017-55 HY
3.00% 7/25/47	109,000	102,652
Series 2017-59 KI
3.00% 3/25/47 Σ	239,543	42,831
Series 2017-61 SB 4.059%
(6.15% minus LIBOR01M,
Cap 6.15%) 8/25/47 Σ●	3,404,826	682,831
Series 2017-61 TB
3.00% 8/25/44	7,000	6,551

10 NQ-448 [6/18] 8/18 (566894)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-64 JI
3.50% 7/25/42 Σ	255,373	$33,168
Series 2017-66 QY
3.00% 9/25/43	21,000	20,057
Series 2017-67 BZ
3.00% 9/25/47	4,101	3,592
Series 2017-79 AI
3.00% 9/25/43 Σ	92,404	13,054
Series 2017-88 EI
3.00% 11/25/47 Σ	211,831	41,036
Series 2017-88 IE
3.00% 11/25/47 Σ	126,319	24,363
Series 2017-94 CZ
3.50% 11/25/47	8,189	7,959
Series 2017-96 EZ
3.50% 12/25/47	13,268	12,951
Series 2017-99 DZ
3.50% 12/25/47	21,433	20,256
Series 2017-99 IE
3.00% 12/25/47 Σ	96,373	19,782
Series 2017-108 AZ
3.50% 1/25/58	10,176	9,612
Series 2018-3 LY
3.00% 2/25/48	65,000	60,552
Series 2018-8 MU
3.00% 2/25/48	20,000	18,682
Series 2018-15 GZ
3.00% 3/25/48	30,301	27,857
Series 2018-31 KQ
3.50% 5/25/48	10,000	9,554
Series 2018-53 Z
3.50% 7/25/48	31,000	29,140
Freddie Mac REMICs
Series 3351 ZC
5.50% 7/15/37	2,034	2,214
Series 3939 EI
3.00% 3/15/26 Σ	279,062	15,484
Series 4015 MY
3.50% 3/15/42	20,000	19,855
Series 4017 PI
3.00% 3/15/27 Σ	57,609	4,536
Series 4050 EI
4.00% 2/15/39 Σ	30,671	3,229
Series 4065 DE
3.00% 6/15/32	30,000	29,224
Series 4088 PI
3.00% 12/15/40 Σ	100,778	13,082
Series 4092 AI
3.00% 9/15/31 Σ	117,045	12,065
Series 4100 EI
3.00% 8/15/27 Σ	136,417	12,484
Series 4106 EI
3.50% 4/15/41 Σ	52,872	6,384
Series 4109 AI
3.00% 7/15/31 Σ	259,258	32,154
Series 4120 IK
3.00% 10/15/32 Σ	218,979	31,489
Series 4136 EZ
3.00% 11/15/42	32,186	30,513
Series 4146 IA
3.50% 12/15/32 Σ	111,250	17,513
Series 4151 BI
2.50% 1/15/43 Σ	279,210	46,751
Series 4152 GW
2.50% 1/15/43	9,000	7,936
Series 4159 KS
4.077% (6.15% minus
LIBOR01M, Cap 6.15%)
1/15/43 Σ●	50,902	10,175
Series 4159 NI
2.50% 7/15/42 Σ	72,464	6,829
Series 4161 IM
3.50% 2/15/43 Σ	97,358	22,250
Series 4180 PI
3.00% 3/15/33 Σ	555,340	74,905
Series 4181 DI
2.50% 3/15/33 Σ	72,750	9,011
Series 4184 GS
4.047% (6.12% minus
LIBOR01M, Cap 6.12%)
3/15/43 Σ●	123,768	24,124
Series 4185 LI
3.00% 3/15/33 Σ	116,467	16,976
Series 4186 IE
3.00% 3/15/33 Σ	2,532,132	360,644
Series 4191 CI
3.00% 4/15/33 Σ	55,106	7,870
Series 4195 CI
3.00% 4/15/28 Σ	109,162	10,343
Series 4197 LZ
4.00% 4/15/43	25,812	26,822
Series 4203 DI
3.00% 4/15/33 Σ	613,758	53,541
Series 4206 DZ
3.00% 5/15/33	12,741	12,367
Series 4210 Z
3.00% 5/15/43	39,913	36,479
Series 4216 KI
3.50% 6/15/28 Σ	35,733	3,604
Series 4223 HI
3.00% 4/15/30 Σ	592,712	47,089

(continues)     NQ-448 [6/18] 8/18 (566894) 11

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4342 CI
3.00% 11/15/33 Σ	53,375	$6,589
Series 4366 DI
3.50% 5/15/33 Σ	326,477	44,508
Series 4433 DI
3.00% 8/15/32 Σ	1,200,482	119,898
Series 4435 DY
3.00% 2/15/35	142,000	138,479
Series 4448 TS 1.521%
5/15/40 Σ●	86,539	6,548
Series 4451 DI
3.50% 10/15/39 Σ	112,174	15,952
Series 4456 MZ
3.50% 3/15/45	2,241	2,159
Series 4464 DA
2.50% 1/15/43	13,623	12,385
Series 4476 GI
3.00% 6/15/41 Σ	299,430	38,304
Series 4484 HI
3.00% 10/15/39 Σ	52,642	5,125
Series 4487 ZC
3.50% 6/15/45	576,575	551,053
Series 4493 HI
3.00% 6/15/41 Σ	63,145	8,321
Series 4518 CI
3.50% 6/15/42 Σ	788,962	101,435
Series 4527 CI
3.50% 2/15/44 Σ	65,136	11,588
Series 4531 PZ
3.50% 11/15/45	85,370	84,309
Series 4567 LI
4.00% 8/15/45 Σ	1,376,999	269,705
Series 4574 AI
3.00% 4/15/31 Σ	521,639	65,950
Series 4580 MI
3.50% 2/15/43 Σ	162,965	24,818
Series 4581 LI
3.00% 5/15/36 Σ	71,487	9,959
Series 4594 SG
3.927% (6.00% minus
LIBOR01M, Cap 6.00%)
6/15/46 Σ●	82,637	17,788
Series 4614 HB
2.50% 9/15/46	72,000	64,051
Series 4615 GW
2.50% 4/15/41	4,000	3,603
Series 4618 SA 3.927%
(6.00% minus LIBOR01M,
Cap 6.00%) 9/15/46 Σ●	89,042	19,957
Series 4623 IY
4.00% 10/15/46 Σ	89,482	19,273
Series 4623 LZ
2.50% 10/15/46	276,263	229,615
Series 4623 MS 3.927%
(6.00% minus LIBOR01M,
Cap 6.00%) 10/15/46 Σ●	228,771	45,081
Series 4623 MW
2.50% 10/15/46	510,000	456,671
Series 4623 WI
4.00% 8/15/44 Σ	266,974	46,886
Series 4627 PI
3.50% 5/15/44 Σ	87,233	12,730
Series 4629 KB
3.00% 11/15/46	270,000	250,353
Series 4643 QI
3.50% 9/15/45 Σ	461,709	80,215
Series 4648 ND
3.00% 9/15/46	28,000	25,892
Series 4648 SA 3.927%
(6.00% minus LIBOR01M,
Cap 6.00%) 1/15/47 Σ●	3,777,604	796,432
Series 4650 JE
3.00% 7/15/46	25,000	23,767
Series 4655 WI
3.50% 8/15/43 Σ	168,208	28,820
Series 4656 HI
3.50% 5/15/42 Σ	131,318	20,265
Series 4657 NW
3.00% 4/15/45	27,000	25,896
Series 4660 GI
3.00% 8/15/43 Σ	156,436	25,407
Series 4663 HZ
3.50% 3/15/47	52,233	50,905
Series 4681 WI 1.306%
8/15/33 Σ●	96,713	5,730
Series 4710 CI
3.50% 12/15/43 Σ	85,859	13,079
Series 4738 TW
3.00% 11/15/46	66,000	63,123
Series 4753 EZ
3.50% 12/15/47	64,939	63,356
Series 4761 Z
3.50% 12/15/47	18,264	17,647
Freddie Mac Strips
Series 267 S5
3.927% (6.00% minus
LIBOR01M, Cap 6.00%)
8/15/42 Σ●	144,516	25,546
Series 290 IO
3.50% 11/15/32 Σ	50,969	8,528

12 NQ-448 [6/18] 8/18 (566894)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Strips
Series 299 S1
3.927% (6.00% minus
LIBOR01M, Cap 6.00%)
1/15/43 Σ●	113,123	$18,794
Series 303 C17
3.50% 1/15/43 Σ	186,919	38,139
Series 304 C38
3.50% 12/15/27 Σ	28,544	2,613
Series 326 S2
3.877% (5.95% minus
LIBOR01M, Cap 5.95%)
3/15/44 Σ●	182,922	27,678
Series 350 S5 1.281%
9/15/40 Σ●	106,587	6,180
GNMA
Series 2010-113 KE
4.50% 9/20/40	287,672	304,637
Series 2012-43 AI
3.50% 5/20/38 Σ	47,121	2,043
Series 2012-61 PI
3.00% 4/20/39 Σ	112,885	8,260
Series 2012-108 KI
4.00% 8/16/42 Σ	46,303	8,734
Series 2012-108 PB
2.75% 9/16/42	10,000	9,161
Series 2012-136 MX
2.00% 11/20/42	540,000	466,272
Series 2013-22 IO
3.00% 2/20/43 Σ	127,983	24,311
Series 2013-88 LZ
2.50% 6/16/43	111,034	95,887
Series 2013-113 AZ
3.00% 8/20/43	94,778	90,785
Series 2013-113 LY
3.00% 5/20/43	312,000	304,244
Series 2013-182 CZ
2.50% 12/20/43	8,952	7,951
Series 2014-12 ZB
3.00% 1/16/44	13,698	12,555
Series 2015-36 PI
3.50% 8/16/41 Σ	93,805	11,209
Series 2015-44 AI
3.00% 8/20/41 Σ	153,478	15,702
Series 2015-64 GZ
2.00% 5/20/45	76,576	58,999
Series 2015-74 CI
3.00% 10/16/39 Σ	62,660	7,503
Series 2015-76 MZ
3.00% 5/20/45	10,968	10,498
Series 2015-82 EZ
3.50% 6/20/45	66,632	64,268
Series 2015-82 GI
3.50% 12/20/38 Σ	184,561	17,866
Series 2015-96 NI
3.50% 1/20/39 Σ	90,996	8,754
Series 2015-111 IH
3.50% 8/20/45 Σ	60,756	8,543
Series 2015-127 LM
3.00% 9/20/45	3,000	2,777
Series 2015-133 AL
3.00% 5/20/45	188,000	178,496
Series 2015-142 AI
4.00% 2/20/44 Σ	46,635	6,134
Series 2016-5 GL
3.00% 7/20/45	315,000	300,081
Series 2016-46 DZ
3.00% 4/20/46	27,744	24,207
Series 2016-75 JI
3.00% 9/20/43 Σ	100,862	14,817
Series 2016-83 MB
3.00% 10/20/45	9,000	8,658
Series 2016-89 QS 3.966%
(6.05% minus LIBOR01M,
Cap 6.05%) 7/20/46 Σ●	83,962	17,563
Series 2016-101 QL
3.00% 7/20/46	808,000	759,408
Series 2016-103 DY
2.50% 8/20/46	155,000	134,319
Series 2016-108 YL
3.00% 8/20/46	1,351,650	1,289,628
Series 2016-111 PB
2.50% 8/20/46	67,000	59,067
Series 2016-118 DI
3.50% 3/20/43 Σ	84,408	11,912
Series 2016-120 IA
3.00% 2/20/46 Σ	201,392	30,684
Series 2016-126 NS
4.016% (6.10% minus
LIBOR01M, Cap 6.10%)
9/20/46 Σ●	85,606	17,556
Series 2016-134 MW
3.00% 10/20/46	810,000	790,850
Series 2016-135 JI
3.00% 7/20/46 Σ	86,725	13,296
Series 2016-135 Z
3.00% 10/20/46	12,614	11,371
Series 2016-146 KS
4.016% (6.10% minus
LIBOR01M, Cap 6.10%)
10/20/46 Σ●	80,954	16,799
Series 2016-149 GI
4.00% 11/20/46 Σ	201,458	46,067

(continues)     NQ-448 [6/18] 8/18 (566894) 13

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-160 VZ
2.50% 11/20/46	34,331	$27,903
Series 2016-171 IO
3.00% 7/20/44 Σ	76,014	10,326
Series 2016-171 IP
3.00% 3/20/46 Σ	415,621	65,957
Series 2017-4 BW
3.00% 1/20/47	28,000	26,798
Series 2017-10 IB
4.00% 1/20/47 Σ	79,900	17,817
Series 2017-11 IM
3.00% 5/20/42 Σ	81,266	9,631
Series 2017-19 AY
3.00% 2/20/47	10,000	9,308
Series 2017-25 CZ
3.50% 2/20/47	12,572	12,447
Series 2017-25 WZ
3.00% 2/20/47	621,333	584,754
Series 2017-34 AZ
3.00% 1/20/47	591,753	529,884
Series 2017-36 ZC
3.00% 3/20/47	43,603	38,058
Series 2017-52 LE
3.00% 1/16/47	131,000	121,357
Series 2017-68 SB 4.066%
(6.15% minus LIBOR01M,
Cap 6.15%) 5/20/47 Σ●	116,516	19,999
Series 2017-80 AS 4.116%
(6.20% minus LIBOR01M,
Cap 6.20%) 5/20/47 Σ●	136,813	26,096
Series 2017-101 HD
3.00% 1/20/47	21,000	19,809
Series 2017-101 ND
3.00% 1/20/47	21,000	20,010
Series 2017-107 T
3.00% 1/20/47	15,000	14,564
Series 2017-113 LB
3.00% 7/20/47	15,000	14,025
Series 2017-116 ZL
3.00% 6/20/47	11,306	10,047
Series 2017-117 C
3.00% 8/20/47	31,000	28,966
Series 2017-117 GI
3.00% 3/20/47 Σ	136,615	22,375
Series 2017-121 CW
3.00% 8/20/47	13,000	11,975
Series 2017-121 IC
3.00% 12/20/45 Σ	143,275	24,598
Series 2017-121 IL
3.00% 2/20/42 Σ	198,049	29,635
Series 2017-134 SD
4.116% (6.20% minus
LIBOR01M, Cap 6.20%)
9/20/47 Σ●	96,472	19,460
Series 2017-137 CZ
3.00% 9/20/47	27,614	26,515
Series 2017-144 EI
3.00% 12/20/44 Σ	88,870	13,849
Series 2017-144 MZ
2.50% 9/20/47	18,340	15,290
Series 2017-147 AI
3.50% 3/20/44 Σ	213,400	25,017
Series 2017-156 LP
2.50% 10/20/47	29,000	25,155
Series 2017-163 HS
4.116% (6.20% minus
LIBOR01M, Cap 6.20%)
11/20/47 Σ●	97,782	17,795
Series 2017-184 AL
3.00% 6/20/47	8,000	7,830
Series 2018-1 HB
2.50% 1/20/48	10,000	8,938
Series 2018-1 SA 4.116%
(6.20% minus LIBOR01M,
Cap 6.20%) 1/20/48 Σ●	166,613	29,778
Series 2018-1 ST 4.116%
(6.20% minus LIBOR01M,
Cap 6.20%) 1/20/48 Σ●	98,492	19,963
Series 2018-8 VZ
3.00% 3/20/47	10,126	9,923
Series 2018-13 PZ
3.00% 1/20/48	65,817	61,049
Series 2018-14 ZE
3.50% 1/20/48	8,117	8,016
Series 2018-15 BI
3.50% 1/20/48 Σ	157,587	28,315
Series 2018-18 BZ
3.50% 2/20/48	27,316	26,414
Series 2018-18 CZ
3.00% 2/20/48	661,575	583,072
Series 2018-24 HZ
3.00% 2/20/48	5,050	4,559
Series 2018-27 KU
3.50% 5/20/46	11,000	10,803
Series 2018-34 TY
3.50% 3/20/48	5,000	4,814

14 NQ-448 [6/18] 8/18 (566894)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2018-46 AS 4.116%
(6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 Σ●	99,517	$20,548
Total Agency Collateralized
Mortgage Obligations
(cost $21,103,540)		20,893,315

Agency Commercial Mortgage-Backed Securities – 0.40%
FREMF Mortgage Trust
Series 2011-K11 B 144A
4.573% 12/25/48 #●	350,000	358,766
Series 2011-K14 B 144A
5.358% 2/25/47 #●	45,000	47,257
Series 2011-K15 B 144A
5.116% 8/25/44 #●	10,000	10,428
Series 2012-K22 B 144A
3.811% 8/25/45 #●	95,000	95,592
Series 2013-K28 C 144A
3.61% 6/25/46 #●	25,000	24,659
Series 2013-K33 B 144A
3.616% 8/25/46 #●	80,000	79,160
Series 2013-K33 C 144A
3.616% 8/25/46 #●	30,000	29,482
Series 2013-K712 B 144A
3.477% 5/25/45 #●	55,000	55,126
Series 2013-K713 B 144A
3.262% 4/25/46 #●	35,000	34,974
Series 2013-K713 C 144A
3.262% 4/25/46 #●	135,000	134,309
Series 2014-K717 B 144A
3.752% 11/25/47 #●	95,000	95,491
Series 2014-K717 C 144A
3.752% 11/25/47 #●	40,000	39,758
Total Agency Commercial
Mortgage-Backed
Securities (cost $1,020,485)		1,005,002

Agency Mortgage-Backed Securities – 5.98%
Fannie Mae S.F. 30 yr
4.50% 5/1/39	82,504	86,741
4.50% 2/1/46	401,323	422,160
5.00% 7/1/33	21,667	23,267
5.00% 8/1/35	3,451	3,696
5.00% 10/1/39	77,475	83,480
5.00% 2/1/40	91,812	98,665
5.00% 5/1/40	33,323	35,735
5.00% 7/1/47	422,553	451,835
5.50% 4/1/33	14,766	16,137
5.50% 3/1/34	87,739	95,534
5.50% 8/1/34	15,379	16,735
5.50% 9/1/36	4,099	4,456
5.50% 8/1/37	28,847	31,294
5.50% 1/1/38	141,403	154,629
5.50% 3/1/38	34,581	37,736
5.50% 6/1/39	30,051	32,736
5.50% 4/1/40	6,158	6,771
5.50% 7/1/40	28,492	30,948
5.50% 6/1/41	82,190	89,430
5.50% 9/1/41	12,681	14,050
5.50% 5/1/44	1,987,845	2,160,143
6.00% 3/1/34	23,030	25,381
6.00% 11/1/34	602,969	664,566
6.00% 4/1/35	73,402	80,890
6.00% 5/1/36	88,230	96,993
6.00% 6/1/36	179,587	198,613
6.00% 9/1/36	15,315	17,180
6.00% 6/1/37	1,710	1,888
6.00% 7/1/37	1,302	1,433
6.00% 8/1/37	119,125	131,264
6.00% 9/1/37	26,467	29,167
6.00% 2/1/38	91,755	101,138
6.00% 3/1/38	48,379	53,468
6.00% 9/1/38	44,046	48,529
6.00% 10/1/38	1,395	1,538
6.00% 11/1/38	7,456	8,255
6.00% 9/1/39	243,424	273,527
6.00% 10/1/39	153,161	169,243
6.00% 11/1/40	4,830	5,343
6.00% 6/1/41	36,805	40,588
6.00% 7/1/41	1,136,625	1,253,390
Fannie Mae S.F. 30 yr TBA
3.50% 7/1/48	997,000	992,008
4.50% 7/1/48	4,599,000	4,788,439
5.00% 8/1/48	680,000	718,931
Freddie Mac ARM
2.57% (LIBOR12M +
1.63%, Cap 7.571%)
10/1/46 ●	97,532	95,518
Freddie Mac S.F. 30 yr
5.00% 5/1/41	91,381	97,848
5.00% 12/1/41	9,698	10,400
5.00% 12/1/44	13,427	14,386
5.50% 3/1/34	3,801	4,118
5.50% 12/1/34	3,399	3,684
5.50% 11/1/36	4,437	4,810
5.50% 9/1/37	3,753	4,055

NQ-448 [6/18] 8/18 (566894) 15

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 1/1/40	27,185	$29,384
5.50% 4/1/40	5,493	5,940
5.50% 6/1/41	60,109	65,023
5.50% 9/1/41	19,435	20,791
6.00% 5/1/35	17,468	19,272
6.00% 3/1/36	14,490	15,967
6.00% 11/1/36	7,554	8,327
6.00% 5/1/37	16,922	18,638
6.00% 6/1/38	25,582	28,211
6.00% 8/1/38	24,798	27,470
6.00% 7/1/39	5,303	5,852
6.00% 3/1/40	134,790	148,036
6.00% 5/1/40	511,646	563,147
6.00% 7/1/40	23,835	26,292
6.50% 12/1/31	3,709	4,146
6.50% 7/1/32	32,554	36,255
GNMA I S.F. 30 yr
7.00% 12/15/34	32,201	36,603
GNMA II S.F. 30 yr
5.50% 5/20/37	16,208	17,257
6.00% 2/20/39	17,851	19,282
6.00% 2/20/40	80,718	87,533
6.00% 4/20/46	24,155	26,197
6.50% 6/20/39	30,110	33,072
Total Agency
Mortgage-Backed
Securities
(cost $15,279,070)		15,075,464

Collateralized Debt Obligations – 2.05%
AMMC CLO
Series 2015-16A AR 144A
3.608% (LIBOR03M +
1.26%) 4/14/29 #●	170,000	170,325
Apex Credit CLO
Series 2017-1A A1 144A
3.829% (LIBOR03M +
1.47%, Floor 1.47%)
4/24/29 #●	155,000	155,570
Atlas Senior Loan Fund X
Series 2018-10A A 144A
3.438% (LIBOR03M +
1.09%) 1/15/31 #●	250,000	249,647
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A
3.849% (LIBOR03M +
1.49%) 1/20/29 #●	500,000	501,413
Cedar Funding VI CLO
Series 2016-6A A1 144A
3.829% (LIBOR03M +
1.47%) 10/20/28 #●	250,000	250,423
CFIP CLO
Series 2017-1A A 144A
3.575% (LIBOR03M +
1.22%) 1/18/30 #●	250,000	249,834
Galaxy XXI CLO
Series 2015-21A AR 144A
3.379% (LIBOR03M +
1.02%) 4/20/31 #●	350,000	349,513
GoldenTree Loan
Management US CLO
Series 2017-1A A 144A
3.579% (LIBOR03M +
1.22%) 4/20/29 #●	250,000	250,973
KKR Financial CLO
Series 2013-1A A1R 144A
3.638% (LIBOR03M +
1.29%) 4/15/29 #●	300,000	302,096
Mariner CLO 5
Series 2018-5A A 144A
3.324% (LIBOR03M +
1.11%, Floor 1.11%)
4/25/31 #●	250,000	249,139
MP CLO IV
Series 2013-2A ARR 144A
3.64% (LIBOR03M +
1.28%) 7/25/29 #●	250,000	250,002
Northwoods Capital XV
Series 2017-15A A 144A
3.625% (LIBOR03M +
1.30%) 6/20/29 #●	250,000	251,167
Northwoods Capital XVII
Series 2018-17A A 144A
3.308% (LIBOR03M +
1.06%, Floor 1.06%)
4/22/31 #●	250,000	249,630
Oaktree CLO
Series 2014-1A A1R 144A
3.645% (LIBOR03M +
1.29%) 5/13/29 #●	400,000	402,160
Octagon Investment Partners
XV CLO
Series 2013-1A A1AR
144A 3.565% (LIBOR03M
+ 1.21%) 7/19/30 #●	250,000	250,623
TIAA CLO II
Series 2017-1A A 144A
3.639% (LIBOR03M +
1.28%) 4/20/29 #●	250,000	250,832

16 NQ-448 [6/18] 8/18 (566894)

(Unaudited)

		Principal	Value
		amount°	(US $)
Collateralized Debt Obligations (continued)
Venture CDO
Series 2016-25A A1 144A
3.849% (LIBOR03M +
1.49%) 4/20/29 #●		100,000	$100,340
Venture XXII CLO
Series 2015-22A AR 144A
3.428% (LIBOR03M +
1.08%) 1/15/31 #●		300,000	299,621
Venture XXIV CLO
Series 2016-24A A1D
144A 3.779% (LIBOR03M
+ 1.42%) 10/20/28 #●		140,000	140,194
Venture XXVIII CLO
Series 2017-28A A2 144A
3.469% (LIBOR03M +
1.11%) 7/20/30 #●		250,000	249,742
Total Collateralized Debt
Obligations
(cost $5,162,051)			5,173,244

Corporate Bonds – 17.92%
Banking – 4.62%
Banco de Credito e
Inversiones 144A
3.50% 10/12/27 #		200,000	180,875
Banco Santander
3.848% 4/12/23		200,000	195,744
Banco Santander Mexico
144A 4.125% 11/9/22 #		150,000	147,975
Bank Nederlandse
Gemeenten
3.50% 7/19/27	AUD	24,000	18,143
Bank of America
3.30% 8/5/21	AUD	20,000	14,917
3.97% 3/5/29 µ		155,000	152,677
4.183% 11/25/27		140,000	136,555
5.625% 7/1/20		335,000	350,640
Bank of Montreal
3.803% 12/15/32 µ		180,000	166,961
Bank of New York Mellon
2.20% 3/4/19		125,000	124,659
2.95% 1/29/23		85,000	83,163
4.625%µΨ		140,000	133,175
Barclays
4.972% 5/16/29 µ		200,000	198,449
8.25%µΨ		200,000	203,559
Branch Banking & Trust
2.25% 6/1/20		530,000	521,249
Citigroup
3.421% (LIBOR03M +
1.10%) 5/17/24 ●		595,000	598,377
Citigroup
3.75% 10/27/23	AUD	24,000	17,917
Citizens Bank
3.70% 3/29/23		250,000	249,616
Citizens Financial Group
2.375% 7/28/21		75,000	72,567
4.30% 12/3/25		105,000	104,456
Compass Bank
3.875% 4/10/25		250,000	241,393
Credit Suisse Group
144A 3.869% 1/12/29 #µ		315,000	296,667
144A 6.25%#µΨ		200,000	196,011
Export-Import Bank of Korea
4.00% 6/7/27	AUD	10,000	7,423
Fifth Third Bancorp
2.60% 6/15/22		60,000	58,120
2.875% 7/27/20		5,000	4,973
3.95% 3/14/28		105,000	103,738
Fifth Third Bank
2.30% 3/15/19		200,000	199,343
3.85% 3/15/26		200,000	196,968
Goldman Sachs Group
4.223% 5/1/29 µ		215,000	212,148
5.15% 5/22/45		30,000	29,899
5.20% 12/17/19	NZD	20,000	13,980
6.00% 6/15/20		280,000	294,597
HSBC Holdings 6.50%µΨ		200,000	192,250
Huntington Bancshares
2.30% 1/14/22		80,000	76,870
JPMorgan Chase & Co.
4.005% 4/23/29 µ		25,000	24,707
4.25% 11/2/18	NZD	110,000	74,908
4.35% 8/15/21		610,000	627,538
KeyBank
3.375% 3/7/23		440,000	437,305
3.40% 5/20/26		250,000	238,284
Landwirtschaftliche
Rentenbank
5.375% 4/23/24	NZD	335,000	253,787
Lloyds Banking Group
3.574% 11/7/28 µ		200,000	184,813
Manufacturers & Traders Trust
2.50% 5/18/22		250,000	241,974
Morgan Stanley
2.75% 5/19/22		140,000	135,661
3.625% 1/20/27		110,000	105,943
3.772% 1/24/29 µ		395,000	381,091
5.00% 9/30/21	AUD	24,000	18,812
5.00% 11/24/25		205,000	212,770

(continues)     NQ-448 [6/18] 8/18 (566894) 17

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Nationwide Building Society
144A
4.125% 10/18/32 #µ		250,000	$229,316
PNC Bank 2.70% 11/1/22		250,000	240,391
PNC Financial Services Group
5.00%µΨ		145,000	144,094
Regions Financial
2.75% 8/14/22		55,000	53,102
Royal Bank of Canada
2.75% 2/1/22		215,000	211,215
Royal Bank of Scotland Group
4.892% 5/18/29 µ		200,000	199,391
Santander UK 144A
5.00% 11/7/23 #		400,000	407,227
State Street
3.10% 5/15/23		65,000	64,118
3.30% 12/16/24		100,000	98,159
SunTrust Banks
2.45% 8/1/22		55,000	52,819
2.70% 1/27/22		35,000	34,121
3.00% 2/2/23		55,000	53,848
3.30% 5/15/26		200,000	188,979
4.00% 5/1/25		90,000	90,491
US Bancorp
2.375% 7/22/26		60,000	54,631
3.10% 4/27/26		155,000	146,293
3.15% 4/27/27		30,000	28,699
3.90% 4/26/28		40,000	40,662
USB Capital IX 3.50%
(LIBOR03M + 1.02%)Ψ●		235,000	213,263
Wells Fargo & Co.
3.00% 7/27/21	AUD	38,000	28,104
Westpac Banking 5.00%µΨ		45,000	38,870
Woori Bank 144A
4.75% 4/30/24 #		200,000	199,946
Zions Bancorporation
4.50% 6/13/23		85,000	85,980
			11,637,366
Basic Industry – 1.30%
Anglo American Capital 144A
4.75% 4/10/27 #		400,000	394,792
BHP Billiton Finance USA
144A 6.25% 10/19/75 #µ		200,000	209,663
Braskem Netherlands Finance
144A 4.50% 1/10/28 #		200,000	184,250
Builders FirstSource 144A
5.625% 9/1/24 #		105,000	102,769
Cydsa 144A
6.25% 10/4/27 #		200,000	181,300
Dow Chemical
8.55% 5/15/19		611,000	640,516
Freeport-McMoRan
6.875% 2/15/23		150,000	158,805
Georgia-Pacific
8.00% 1/15/24		290,000	350,270
Mexichem 144A
5.50% 1/15/48 #		200,000	175,012
Nucor 3.95% 5/1/28		75,000	75,227
OCP 144A 4.50% 10/22/25 #		200,000	190,916
Petkim Petrokimya Holding
144A 5.875% 1/26/23 #		200,000	182,455
Standard Industries 144A
5.00% 2/15/27 #		170,000	158,950
Syngenta Finance 144A
3.933% 4/23/21 #		225,000	224,561
US Concrete 6.375% 6/1/24		50,000	50,250
			3,279,736
Capital Goods – 0.78%
Allegion US Holding
3.20% 10/1/24		180,000	170,658
BWAY Holding 144A
5.50% 4/15/24 #		145,000	141,737
CCL Industries 144A
3.25% 10/1/26 #		85,000	78,401
General Dynamics
3.00% 5/11/21		50,000	49,856
3.375% 5/15/23		80,000	80,187
General Electric
2.10% 12/11/19		25,000	24,730
5.55% 5/4/20		75,000	78,199
6.00% 8/7/19		145,000	149,769
Harris 4.40% 6/15/28		80,000	80,781
L3 Technologies
3.85% 6/15/23		50,000	49,935
4.40% 6/15/28		210,000	209,356
Lennox International
3.00% 11/15/23		245,000	233,433
Northrop Grumman
2.55% 10/15/22		85,000	81,931
3.25% 8/1/23		65,000	64,315
Nvent Finance 144A
4.55% 4/15/28 #		150,000	147,405
Waste Management
3.15% 11/15/27		360,000	338,584
			1,979,277

18 NQ-448 [6/18] 8/18 (566894)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Cyclical – 0.66%
Daimler Finance North
America 144A
3.35% 2/22/23 #	175,000	$172,034
Dollar Tree
3.70% 5/15/23	60,000	59,507
4.00% 5/15/25	130,000	127,214
4.20% 5/15/28	80,000	77,357
Ford Motor Credit
4.14% 2/15/23	240,000	239,856
General Motors Financial
3.45% 4/10/22	270,000	265,502
4.15% 6/19/23	15,000	15,010
4.35% 4/9/25	25,000	24,668
5.25% 3/1/26	15,000	15,567
Hyundai Capital America
144A 3.00% 3/18/21 #	45,000	44,193
JD.com 3.125% 4/29/21	200,000	195,102
Marriott International
4.50% 10/1/34	20,000	19,987
MGM Resorts International
4.625% 9/1/26	50,000	46,500
Penn National Gaming 144A
5.625% 1/15/27 #	55,000	51,975
Royal Caribbean Cruises
3.70% 3/15/28	175,000	161,882
Scientific Games International
10.00% 12/1/22	75,000	80,156
Toyota Motor Credit
2.95% 4/13/21	65,000	64,710
		1,661,220
Consumer Non-Cyclical – 1.88%
Abbott Laboratories
3.75% 11/30/26	150,000	147,649
AbbVie 2.50% 5/14/20	970,000	958,411
Anheuser-Busch InBev
Finance 2.65% 2/1/21	1,240,000	1,223,403
Atento Luxco 1 144A
6.125% 8/10/22 #	60,000	57,870
BAT Capital 144A
3.222% 8/15/24 #	170,000	161,182
Bayer US Finance II 144A
4.375% 12/15/28 #	200,000	200,714
Becton Dickinson & Co.
3.363% 6/6/24	390,000	374,972
CVS Health
3.70% 3/9/23	100,000	99,087
4.10% 3/25/25	200,000	199,194
4.30% 3/25/28	150,000	148,194
General Mills
3.20% 4/16/21	30,000	29,862
3.70% 10/17/23	95,000	94,109
HCA 5.375% 2/1/25	90,000	88,848
Hill-Rom Holdings 144A
5.00% 2/15/25 #	110,000	107,250
JBS USA 144A
6.75% 2/15/28 #	40,000	37,838
Maple Escrow Subsidiary
144A 3.551% 5/25/21 #	130,000	130,194
144A 4.057% 5/25/23 #	60,000	60,289
144A 4.417% 5/25/25 #	70,000	70,438
Mylan 144A
4.55% 4/15/28 #	80,000	78,302
New York and Presbyterian
Hospital 4.063% 8/1/56	90,000	89,020
Pernod Ricard 144A
4.45% 1/15/22 #	150,000	154,317
Tenet Healthcare 144A
5.125% 5/1/25 #	40,000	38,175
Thermo Fisher Scientific
3.00% 4/15/23	175,000	170,282
Universal Health Services
144A 5.00% 6/1/26 #	25,000	24,469
		4,744,069
Energy – 1.63%
Abu Dhabi Crude Oil Pipeline
144A 4.60% 11/2/47 #	200,000	183,860
Andeavor Logistics
4.25% 12/1/27	190,000	183,143
Concho Resources
4.30% 8/15/28	125,000	125,087
Ecopetrol 5.875% 9/18/23	35,000	37,187
Enbridge
3.70% 7/15/27	100,000	94,904
4.00% 10/1/23	65,000	65,263
6.00% 1/15/77 µ	65,000	61,425
6.25% 3/1/78 µ	50,000	47,156
Enbridge Energy Partners
4.375% 10/15/20	55,000	55,998
5.20% 3/15/20	10,000	10,287
Energy Transfer Partners
4.20% 9/15/23	25,000	24,986
4.75% 1/15/26	35,000	34,723
4.95% 6/15/28	40,000	39,938
6.00% 6/15/48	20,000	20,005
6.125% 12/15/45	125,000	125,342
6.625%µΨ	150,000	137,156
9.70% 3/15/19	95,000	99,390

(continues)     NQ-448 [6/18] 8/18 (566894) 19

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Gulfport Energy
6.00% 10/15/24	75,000	$72,563
6.625% 5/1/23	35,000	35,437
Marathon Oil
2.80% 11/1/22	115,000	110,343
5.20% 6/1/45	40,000	42,235
MPLX
4.00% 3/15/28	45,000	42,886
4.50% 4/15/38	50,000	46,299
4.70% 4/15/48	50,000	46,576
4.875% 12/1/24	225,000	232,180
Murphy Oil 6.875% 8/15/24	125,000	131,563
Noble Energy
3.85% 1/15/28	130,000	124,428
5.05% 11/15/44	30,000	30,067
ONEOK
4.55% 7/15/28	5,000	5,052
7.50% 9/1/23	230,000	263,799
Pertamina Persero 144A
4.875% 5/3/22 #	200,000	203,582
Petrobras Global Finance
7.375% 1/17/27	55,000	55,069
Rio Energy 144A
6.875% 2/1/25 #	150,000	125,250
Sabine Pass Liquefaction
5.625% 3/1/25	185,000	196,990
5.75% 5/15/24	160,000	171,043
5.875% 6/30/26	80,000	85,904
Shell International Finance
2.875% 5/10/26	85,000	80,830
Southwestern Energy
6.70% 1/23/25	80,000	78,600
Targa Resources Partners
5.375% 2/1/27	65,000	63,213
Tecpetrol 144A
4.875% 12/12/22 #	115,000	106,628
Transcanada Trust
5.875% 8/15/76 µ	75,000	74,437
Transcontinental Gas Pipe
Line 144A
4.00% 3/15/28 #	145,000	141,143
Williams 4.55% 6/24/24	65,000	65,325
Williams Partners
3.75% 6/15/27	75,000	70,923
YPF 144A 26.563%
(BADLARPP + 4.00%)
7/7/20 #●	90,000	51,075
		4,099,290
Financials – 0.65%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #µ	200,000	207,000
AerCap Ireland Capital
3.65% 7/21/27	300,000	273,535
Air Lease
3.00% 9/15/23	210,000	199,031
3.625% 4/1/27	140,000	128,548
Aviation Capital Group
144A 3.50% 11/1/27 #	170,000	155,903
144A 6.75% 4/6/21 #	35,000	37,796
Charles Schwab
3.20% 1/25/28	35,000	33,613
3.25% 5/21/21	60,000	60,259
3.85% 5/21/25	65,000	65,771
E*TRADE Financial
3.80% 8/24/27	95,000	91,079
5.875%µψ	120,000	122,400
Jefferies Group
4.15% 1/23/30	55,000	48,619
6.45% 6/8/27	50,000	54,024
6.50% 1/20/43	45,000	46,773
Lazard Group
3.625% 3/1/27	15,000	14,075
3.75% 2/13/25	100,000	96,953
		1,635,379
Insurance – 0.51%
AXA Equitable Holdings
144A 3.90% 4/20/23 #	100,000	99,287
144A 4.35% 4/20/28 #	60,000	57,448
Berkshire Hathaway Finance
2.90% 10/15/20	145,000	145,281
MetLife
6.40% 12/15/36	20,000	21,250
144A 9.25% 4/8/38 #	400,000	544,000
Nuveen Finance 144A
2.95% 11/1/19 #	85,000	84,693
Prudential Financial
5.375% 5/15/45 µ	85,000	84,787
Voya Financial 144A
4.70% 1/23/48 #µ	95,000	84,669
XLIT
4.805% (LIBOR03M +
2.4575%)ψ●	70,000	68,950
5.50% 3/31/45	90,000	93,697
		1,284,062
Media – 0.53%
CCO Holdings
144A 5.75% 2/15/26 #	60,000	59,100

20 NQ-448 [6/18] 8/18 (566894)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Media (continued)
CCO Holdings
144A 5.875% 5/1/27 #	35,000	$34,256
Charter Communications
Operating
4.50% 2/1/24	105,000	104,985
5.375% 4/1/38	50,000	47,343
5.75% 4/1/48	185,000	179,597
Discovery Communications
5.20% 9/20/47	240,000	233,467
Nexstar Broadcasting 144A
5.625% 8/1/24 #	120,000	115,950
Time Warner Cable
7.30% 7/1/38	250,000	283,998
Time Warner Entertainment
8.375% 3/15/23	150,000	174,671
Viacom 4.375% 3/15/43	140,000	116,629
		1,349,996
Real Estate – 0.70%
Alexandria Real Estate
Equities 4.70% 7/1/30	30,000	30,244
American Tower Trust I 144A
3.07% 3/15/23 #	145,000	142,398
Corporate Office Properties
3.60% 5/15/23	80,000	77,476
5.25% 2/15/24	105,000	108,743
Crown Castle International
3.80% 2/15/28	25,000	23,429
5.25% 1/15/23	105,000	110,100
CubeSmart 3.125% 9/1/26	80,000	73,681
Education Realty Operating
Partnership
4.60% 12/1/24	100,000	100,507
ESH Hospitality 144A
5.25% 5/1/25 #	45,000	43,537
Hospitality Properties Trust
4.50% 3/15/25	95,000	93,077
Host Hotels & Resorts
3.75% 10/15/23	70,000	68,664
3.875% 4/1/24	50,000	48,789
4.50% 2/1/26	55,000	55,028
Hudson Pacific Properties
3.95% 11/1/27	25,000	23,412
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	100,000	95,500
Kilroy Realty
3.45% 12/15/24	85,000	81,682
LifeStorage 3.50% 7/1/26	90,000	84,408
SBA Communications
4.875% 9/1/24	75,000	71,928
UDR 4.00% 10/1/25	355,000	353,183
WP Carey 4.60% 4/1/24	80,000	80,903
		1,766,689
Services – 0.02%
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	57,000	60,990
		60,990
Technology – 0.60%
Analog Devices
2.95% 1/12/21	25,000	24,800
Baidu 4.375% 3/29/28	200,000	197,722
Broadcom 3.50% 1/15/28	110,000	100,333
Dell International 144A
6.02% 6/15/26 #	185,000	194,785
First Data 144A
5.75% 1/15/24 #	100,000	100,310
Marvell Technology Group
4.875% 6/22/28	95,000	94,440
Microchip Technology
144A 3.922% 6/1/21 #	85,000	85,193
144A 4.333% 6/1/23 #	90,000	90,222
NXP 144A 4.125% 6/1/21 #	200,000	200,000
Oracle 2.40% 9/15/23	70,000	66,055
salesforce.com
3.70% 4/11/28	160,000	158,985
Tencent Holdings 144A
3.925% 1/19/38 #	200,000	182,593
Trimble 4.15% 6/15/23	20,000	20,046
		1,515,484
Telecommunications – 1.43%
AT&T 144A 4.30% 2/15/30 #	55,000	52,120
Crown Castle Towers 144A
4.883% 8/15/20 #	455,000	466,882
Deutsche Telekom
International Finance 144A
1.95% 9/19/21 #	465,000	443,594
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	98,167
SBA Tower Trust 144A
2.898% 10/8/19 #	70,000	69,558
Sprint 7.875% 9/15/23	99,000	102,898
Sprint Spectrum 144A
4.738% 3/20/25 #	220,000	218,856
Telefonica Emisiones
5.134% 4/27/20	1,015,000	1,047,515
TELUS 4.60% 11/16/48	165,000	161,843

(continues)     NQ-448 [6/18] 8/18 (566894) 21

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Telecommunications (continued)
Verizon Communications
4.125% 8/15/46	240,000	$205,652
4.50% 8/10/33	245,000	238,007
Vodafone Group
3.75% 1/16/24	150,000	148,846
4.375% 5/30/28	160,000	158,233
VTR Finance 144A
6.875% 1/15/24 #	200,000	201,690
		3,613,861
Transportation – 0.40%
Adani Abbot Point Terminal
144A 4.45% 12/15/22 #	200,000	182,617
CH Robinson Worldwide
4.20% 4/15/28	35,000	34,436
FedEx 4.05% 2/15/48	155,000	139,532
Penske Truck Leasing
144A 3.30% 4/1/21 #	95,000	94,312
144A 4.20% 4/1/27 #	115,000	113,498
Union Pacific 3.50% 6/8/23	80,000	80,117
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ◆	37,481	37,668
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ◆	85,729	85,334
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ◆	38,945	36,994
United Parcel Service
5.125% 4/1/19	190,000	193,446
		997,954
Utilities – 2.21%
Ameren Illinois
9.75% 11/15/18	290,000	297,450
American Transmission
Systems 144A
5.25% 1/15/22 #	270,000	284,036
AmeriGas Partners
5.875% 8/20/26	105,000	102,900
Ausgrid Finance
144A 3.85% 5/1/23 #	115,000	115,328
144A 4.35% 8/1/28 #	75,000	75,473
Avangrid 3.15% 12/1/24	160,000	154,061
Cleveland Electric Illuminating
5.50% 8/15/24	90,000	98,795
CMS Energy 6.25% 2/1/20	500,000	522,874
ComEd Financing III
6.35% 3/15/33	160,000	170,000
DTE Energy 3.30% 6/15/22	205,000	202,711
Duke Energy Florida
3.80% 7/15/28	185,000	186,195
Emera 6.75% 6/15/76 µ	175,000	182,875
Enel 144A 8.75% 9/24/73 #µ	200,000	223,250
Enel Finance International
144A 3.625% 5/25/27 #	200,000	183,215
Entergy Louisiana
4.00% 3/15/33	90,000	90,182
4.05% 9/1/23	115,000	117,421
4.95% 1/15/45	15,000	15,172
Exelon 3.95% 6/15/25	10,000	9,952
Great Plains Energy
4.85% 6/1/21	60,000	61,627
Kansas City Power & Light
3.65% 8/15/25	180,000	178,016
LG&E & KU Energy
4.375% 10/1/21	425,000	435,708
Mississippi Power
3.95% 3/30/28	95,000	94,219
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 µ	145,000	147,745
5.25% 4/20/46 µ	85,000	87,440
Nevada Power
2.75% 4/15/20	105,000	104,883
NiSource 144A 5.65%#µψ	110,000	109,313
NV Energy 6.25% 11/15/20	115,000	122,876
Pennsylvania Electric
5.20% 4/1/20	10,000	10,276
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	200,000	185,064
PSEG Power 3.85% 6/1/23	120,000	119,542
Public Service Co. of New
Hampshire
3.50% 11/1/23	95,000	95,019
Public Service Co. of
Oklahoma 5.15% 12/1/19	385,000	395,313
Sempra Energy
2.90% 2/1/23	205,000	199,157
Southwestern Electric Power
3.85% 2/1/48	150,000	139,095
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	50,000	49,897
		5,567,080
Total Corporate Bonds
(cost $46,137,014)		45,192,453

22 NQ-448 [6/18] 8/18 (566894)

(Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements – 1.40%
American Airlines Tranche B
1st Lien 4.073%
(LIBOR03M + 2.00%)
12/14/23 ●	200,000	$198,250
CityCenter Holdings Tranche B
1st Lien 4.344%
(LIBOR03M + 2.25%)
4/18/24 ●	248,744	247,837
First Data 1st Lien 4.091%
(LIBOR03M + 2.00%)
4/26/24 ●	321,164	319,638
Flying Fortress Holdings
Tranche B 1st Lien 4.084%
(LIBOR03M + 1.75%)
10/30/22 ●	380,000	381,187
HCA Tranche B11 1st Lien
3.844% (LIBOR03M +
1.75%) 3/18/23 ●	260,837	261,387
Lamar Media Tranche B 1st
Lien 3.875% (LIBOR03M +
1.75%) 3/16/25 ●	174,563	174,563
Nielsen Finance Tranche B4
1st Lien 4.046%
(LIBOR03M + 2.00%)
10/4/23 ●	199,496	199,596
Republic of Angola 8.747%
(LIBOR06M + 6.25%)
12/16/23 =●	175,313	158,658
SBA Senior Finance II Tranche
B 1st Lien 4.10%
(LIBOR03M + 2.00%)
4/11/25 ●	350,000	348,844
Sprint Communications
Tranche B 1st Lien 4.625%
(LIBOR03M + 2.50%)
2/2/24 ●	291,313	290,129
SS&C European Holdings
Tranche B4 1st Lien
4.594% (LIBOR03M +
2.50%) 4/16/25 ●	51,681	51,791
SS&C Technologies Tranche B3
1st Lien 4.594%
(LIBOR03M + 2.50%)
4/16/25 ●	136,610	136,900
UPC Financing Partnership
Tranche AR 1st Lien
4.573% (LIBOR03M +
2.50%) 1/15/26 ●	250,000	247,594
WR Grace & Co. Tranche B1
1st Lien 4.058%
(LIBOR03M + 1.75%)
4/3/25 ●	101,316	101,295
WR Grace & Co. Tranche B2
1st Lien 4.058%
(LIBOR03M + 1.75%)
4/3/25 ●	173,684	173,648
Zekelman Industries 1st Lien
4.582% (LIBOR03M +
2.25%) 6/14/21 ●	248,737	248,854
Total Loan Agreements
(cost $3,550,972)		3,540,171

Municipal Bonds – 0.27%
Bay Area, California Toll Authority
(Build America Bonds)
Series S3 6.907%
10/1/50	125,000	183,345
California State Various Purposes
(Build America Bonds)
7.55% 4/1/39	80,000	118,262
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	70,000	98,762
Oregon State Taxable Pension
5.892% 6/1/27	200,000	233,616
South Carolina Public Service Authority
Series D 4.77% 12/1/45	40,000	42,437
Total Municipal Bonds
(cost $662,426)		676,422

Non-Agency Asset-Backed Securities – 1.74%
American Express Credit
Account Master Trust
Series 2017-2 A 2.523%
(LIBOR01M + 0.45%)
9/16/24 ●	200,000	201,768
Series 2017-5 A 2.453%
(LIBOR01M + 0.38%)
2/18/25 ●	845,000	848,280
Avis Budget Rental Car
Funding AESOP
Series 2014-1A A 144A
2.46% 7/20/20 #	200,000	199,111
Discover Card Execution Note
Trust
Series 2014-A1 A1
2.503% (LIBOR01M +
0.43%, Floor 0.43%)
7/15/21 ●	200,000	200,335
Series 2017-A5 A5
2.673% (LIBOR01M +
0.60%) 12/15/26 ●	100,000	101,027

(continues)     NQ-448 [6/18] 8/18 (566894) 23

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
Golden Credit Card Trust
Series 2014-2A A 144A
2.523% (LIBOR01M +
0.45%) 3/15/21 #●	100,000	$100,199
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	138,750	135,441
Mercedes-Benz Master Owner
Trust
Series 2018-BA A 144A
2.274% (LIBOR01M +
0.34%) 5/15/23 #●	100,000	100,050
Navistar Financial Dealer Note
Master Owner Trust II
Series 2016-1 A 144A
3.441% (LIBOR01M +
1.35%) 9/27/21 #●	60,000	60,148
Nissan Master Owner Trust
Receivables
Series 2017-B A 2.503%
(LIBOR01M + 0.43%)
4/18/22 ●	1,000,000	1,002,655
PFS Financing
Series 2018-A A 144A
2.319% (LIBOR01M +
0.40%) 2/15/22 #●	100,000	99,906
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	50,801	50,074
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	56,829	55,908
Series 2017-1 A1 144A
2.75% 10/25/56 #●	73,098	71,566
Series 2017-2 A1 144A
2.75% 4/25/57 #●	74,709	73,485
Series 2018-1 A1 144A
3.00% 1/25/58 #●	93,915	92,472
Verizon Owner Trust
Series 2016-2A A 144A
1.68% 5/20/21 #	1,000,000	989,709
Total Non-Agency
Asset-Backed Securities
(cost $4,394,957)		4,382,134

Non-Agency Collateralized Mortgage Obligations – 0.51%
Bank of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20	1,223	1,155
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	33,798	33,755
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	45,768	48,348
Series 2014-2 B1 144A
3.419% 6/25/29 #●	69,058	67,983
Series 2014-2 B2 144A
3.419% 6/25/29 #●	69,058	67,554
Series 2014-IVR6 2A4
144A 2.50% 7/25/44 #●	100,000	100,099
Series 2015-1 B1 144A
2.91% 12/25/44 #●	194,576	193,927
Series 2015-4 B1 144A
3.624% 6/25/45 #●	93,271	91,073
Series 2015-4 B2 144A
3.624% 6/25/45 #●	93,271	89,281
Series 2015-5 B2 144A
2.972% 5/25/45 #●	95,856	94,358
Series 2015-6 B1 144A
3.614% 10/25/45 #●	92,753	91,113
Series 2015-6 B2 144A
3.614% 10/25/45 #●	92,753	90,430
Series 2018-4 A15 144A
3.50% 10/25/48 #●	63,566	63,261
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	31,469	31,194
Series 2015-1 B2 144A
3.875% 1/25/45 #●	41,342	41,313
Series 2017-4 A1 144A
3.50% 7/25/47 #●	87,059	85,535
Series 2018-5 A4 144A
3.50% 5/25/48 #●	98,912	97,886
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-AR5 2A1
4.181% 4/25/36 ●	10,419	9,890
Total Non-Agency
Collateralized Mortgage
Obligations
(cost $1,290,911)		1,298,155

24 NQ-448 [6/18] 8/18 (566894)

(Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities – 2.35%
Banc of America Commercial
Mortgage Trust
Series 2017-BNK3 B
3.879% 2/15/50 ●	240,000	$235,410
Series 2017-BNK3 C
4.352% 2/15/50 ●	240,000	235,144
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	115,000	115,475
Series 2015-GC27 A5
3.137% 2/10/48	135,000	131,500
Series 2016-P3 A4
3.329% 4/15/49	95,000	93,030
Series 2017-C4 A4
3.471% 10/12/50	125,000	122,365
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	95,000	93,072
Series 2014-CR19 A5
3.796% 8/10/47	70,000	70,937
Series 2014-CR20 AM
3.938% 11/10/47	215,000	216,787
Series 2015-3BP A 144A
3.178% 2/10/35 #	300,000	291,865
Series 2015-CR23 A4
3.497% 5/10/48	150,000	148,966
DB-JPM Mortgage Trust
Series 2016-C1 A4
3.276% 5/10/49	175,000	170,614
Series 2016-C3 A5
2.89% 9/10/49	210,000	198,126
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A
5.884% 11/10/46 #●	130,000	135,948
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	100,000	100,442
Series 2014-GRCE B 144A
3.52% 6/10/28 #	200,000	199,512
GS Mortgage Securities Trust
Series 2014-GC24 A5
3.931% 9/10/47	150,000	153,534
Series 2015-GC32 A4
3.764% 7/10/48	70,000	70,732
Series 2017-GS6 A3
3.433% 5/10/50	350,000	342,127
Series 2018-GS9 A4
3.992% 3/10/51 ●	500,000	508,264
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C33 A4
3.77% 12/15/48	480,000	483,585
JPM-DB Commercial
Mortgage Securities Trust
Series 2016-C2 A4
3.144% 6/15/49	185,000	178,003
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.718% 8/12/37 ●	40,000	41,363
Series 2013-LC11 B
3.499% 4/15/46	85,000	83,165
Series 2015-JP1 A5
3.914% 1/15/49	85,000	86,372
Series 2016-JP2 A4
2.822% 8/15/49	120,000	112,645
Series 2016-JP3 B
3.397% 8/15/49 ●	40,000	37,935
Series 2016-WIKI A 144A
2.798% 10/5/31 #	50,000	48,953
Series 2016-WIKI B 144A
3.201% 10/5/31 #	80,000	78,450
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●	92,885	70,375
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47	90,000	90,822
Series 2015-C23 A4
3.719% 7/15/50	285,000	286,164
Series 2015-C26 A5
3.531% 10/15/48	120,000	119,085
Series 2016-C29 A4
3.325% 5/15/49	85,000	82,717
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●	200,000	189,211
Wells Fargo Commercial
Mortgage Trust
Series 2015-NXS3 A4
3.617% 9/15/57	165,000	164,838
Series 2016-BNK1 A3
2.652% 8/15/49	140,000	130,101
Total Non-Agency
Commercial
Mortgage-Backed
Securities (cost $6,222,383)		5,917,634

(continues)     NQ-448 [6/18] 8/18 (566894) 25

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Regional Bonds – 0.06%Δ
Australia – 0.06%
Queensland Treasury
144A 2.75% 8/20/27 # AUD		161,000	$116,415
144A 3.25% 7/21/28 # AUD		39,000	29,251
			145,666
Total Regional Bonds
(cost $150,450)			145,666

Sovereign Bonds – 0.67%Δ
Argentina – 0.02%
Argentine Republic
Government International
Bond 5.625% 1/26/22		45,000	42,165
			42,165
Australia – 0.07%
Australia Government Bond
3.75% 4/21/37	AUD	205,000	169,784
			169,784
Bermuda – 0.07%
Bermuda Government
International Bond 144A
3.717% 1/25/27 #		200,000	186,300
			186,300
Japan – 0.42%
Japan Bank For International
Cooperation 2.90%
(LIBOR03M + 0.57%)
2/24/20 ●		1,060,000	1,067,402
			1,067,402
New Zealand – 0.01%
New Zealand Government
Bond 4.50% 4/15/27	NZD	29,000	22,480
			22,480
Sri Lanka – 0.08%
Sri Lanka Government
International Bond 144A
5.75% 1/18/22 #		200,000	196,974
			196,974
Total Sovereign Bonds
(cost $1,727,952)			1,685,105

Supranational Banks – 0.01%
International Bank for
Reconstruction &
Development
4.625% 10/6/21	NZD	22,000	15,856
International Finance
3.625% 5/20/20	NZD	13,000	9,020
Total Supranational Banks
(cost $26,384)			24,876

US Treasury Obligations – 2.64%
US Treasury Floating Rate
Notes
1.95% (USBMMY03M +
0.00%) 1/31/20 ●		4,755,000	4,754,598
1.983% (USBMMY03M +
0.033%) 4/30/20 ●		1,120,000	1,120,004
US Treasury Notes
2.625% 6/30/23		570,000	567,117
2.875% 5/15/28		205,000	205,348
Total US Treasury
Obligations
(cost $6,647,283)			6,647,067

		Number of
		shares
Preferred Stock – 0.40%
General Electric 5.00% µψ		51,000	50,375
Henkel & Co. 1.67%		1,090	139,383
Morgan Stanley 5.55% µψ		25,000	25,799
US Bancorp 3.50%
(LIBOR03M + 1.02%) ψ●		600	560,430
USB Realty 144A 3.495%
(LIBOR03M +
1.147%) #ψ●		100,000	90,875
Vedanta 7.50%		103,816	15,380
Volkswagen 2.67%		840	139,511
Total Preferred Stock
(cost $869,643)			1,021,753

		Principal
		amount°
Short-Term Investments – 1.19%
Discount Notes – 0.47%≠
Federal Home Loan Bank
0.763% 7/2/18		1,060,930	1,060,930
1.375% 7/6/18		121,417	121,392
			1,182,322

26 NQ-448 [6/18] 8/18 (566894)

(Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements – 0.72%
Bank of America Merrill Lynch
2.02%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price $246,424
(collateralized by US
government obligations
0.00% 7/5/18; market
value $251,311)	246,383	$246,383
Bank of Montreal
1.97%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price $739,270
(collateralized by US
government obligations
0.00%–3.75%
7/19/18–2/15/48; market
value $753,932)	739,149	739,149
BNP Paribas
2.00%, dated 6/29/18, to
be repurchased on 7/2/18,
repurchase price $842,430
(collateralized by US
government obligations
0.00%–8.75%
8/31/18–8/15/46; market
value $859,136)	842,290	842,290
		1,827,822

Total Short-Term
Investments
(cost $3,010,096)		3,010,144

Total Value of
Securities – 101.58%
(cost $214,447,521)		256,130,732
Liabilities Net of
Receivables and Other
Assets – (1.58)%★		(3,995,847)
Net Assets Applicable to
22,864,882 Shares
Outstanding – 100.00%		$252,134,885
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2018, the aggregate value of Rule 144A securities was $25,011,452, which represents 9.92% of the Fund’s net assets.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❖	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
★	Includes $214,056 cash collateral held at broker for swap contracts and $220,000 cash collateral held at broker for futures contracts as of June 30, 2018.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
Ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

(continues)     NQ-448 [6/18] 8/18 (566894) 27

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNP	AUD	(240,728)	USD	178,147	8/10/18	$—	$(30)
BNYM	AUD	(2,472)	USD	1,815	7/2/18	—	(14)
BNYM	EUR	(248,761)	USD	287,635	7/2/18	—	(2,929)
BNYM	EUR	(29,022)	USD	33,766	7/3/18	—	(135)
BNYM	GBP	(2,750)	USD	3,627	7/2/18	—	(3)
BNYM	HKD	(196,714)	USD	25,068	7/3/18	—	(4)
BNYM	JPY	(3,849,321)	USD	34,931	7/3/18	155	—
BNYM	SGD	332,814	USD	(243,521)	7/3/18	764	—
Total Foreign Currency Exchange Contracts						$919	$(3,115)

Futures Contracts

			Notional		Value/	Value/	Variation Margin
		Notional	Cost	Expiration	Unrealized	Unrealized	Due from
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation[3]	Depreciation[3]	(Due to) Brokers
(11)	US Treasury 5 yr Notes	$(1,249,789)	$(1,245,547)	9/28/18	$—	$(4,242)	$258
(152)	US Treasury 10 yr Notes	(18,268,499)	(18,331,324)	9/20/18	62,825	—	(716)
(15)	US Treasury 10 yr Ultra Notes	(1,923,516)	(1,933,551)	9/20/18	10,035	—	—
(22)	US Treasury Long Bond	(3,190,000)	(3,199,055)	9/20/18	9,055	—	(687)
Total Futures Contracts			$(24,709,477)		$81,915	$(4,242)	$(1,145)

Swap Contracts
CDS Contracts1

Counterparty/				Upfront			Variation
Reference Obligation/		Annual		Payments			Margin
Termination Date/	Notional	Protection		Paid	Unrealized	Unrealized	Due to
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Depreciation[3]	Broker
Centrally Cleared/
Protection Purchased:
CDX.NA.HY.30[4] 6/20/23-Quarterly	3,225,000	5.00%	$(188,123)	$(172,466)	$—	$(15,657)	$2,200
Over-The-Counter/
Protection Purchased:
HSBC-CDX.EM.29[5] 6/20/23-Quarterly	2,000,000	1.00%	79,390	35,050	44,340	—	—
Total CDS Contracts			$(108,733)	$(137,416)	$44,340	$(15,657)	$2,200

28 NQ-448 [6/18] 8/18 (566894)

(Unaudited)

IRS Contracts[6]

Reference Obligation/					Variation
Termination Date/		Fixed / Floating			Margin
Payment Frequency		Interest Rate		Unrealized	Due to
(Fixed Rate / Floating Rate)	Notional Amount[2]	Paid (Received)[7]	Value	Appreciation[3]	Broker
Centrally Cleared:
5 yr IRS 4/3/22-(Semiannually/
Quarterly)	2,105,000	2.066%/(2.312%)	$60,327	$60,327	$576
7 yr IRS 6/14/24-(Semiannually/
Quarterly)	6,405,000	1.993%/(2.336%)	313,930	313,930	1,669
7 yr IRS 2/5/25-(Semiannually/
Quarterly)	8,910,000	2.733%/(2.363%)	86,669	86,669	2,530
10 yr IRS 6/27/27-(Semiannually/
Quarterly)	4,615,000	2.117%/(2.337%)	292,626	292,626	1,447
30 yr IRS 6/27/47-(Semiannually/
Quarterly)	430,000	2.388%/(2.337%)	47,395	47,395	333
Total IRS Contracts			$800,947	$800,947	$6,555

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.
3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(73,347).
4Markit’s CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
5Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have a S&P credit quality rating of CCC and above.
6An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
7Rates reset based on LIBOR03M.

(continues)     NQ-448 [6/18] 8/18 (566894) 29

Schedule of investments
Delaware Foundation® Moderate Allocation Fund (Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BADLARPP – Argentina Term Deposit Rate
BB – Barclays Bank
BNP – BNP Paribas
BNYM – BNY Mellon
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
CVA – Dutch Certificate
DB – Deutsche Bank
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
FREMF – Freddie Mac Multifamily
FTSE – Financial Times Stock Exchange
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HKD – Hong Kong Dollar
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange
IRS – Interest Rate Swap
JPM – JPMorgan
JPY – Japanese Yen
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MSCI – Morgan Stanley Capital International
NZD – New Zealand Dollar
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SGD – Singapore Dollar
TBA – To be announced
USBMMY03M – US Treasury 3 Months Bill Money Market Yield
USD – US Dollar
yr – Year

See accompanying notes.

30 NQ-448 [6/18] 8/18 (566894)

Notes
Delaware Foundation® Moderate Allocation Fund
June 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Delaware Group® Foundation Funds (Trust) – Delaware Foundation Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year ended, March 31, 2018.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at their net asset value (NAV), as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

(continues)     NQ-448 [6/18] 8/18 (566894) 31

Notes
June 30, 2018 (Unaudited)

2. Investments (continued)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Securities:
Assets:
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$53,790,665	$—	$53,790,665
Corporate Debt	—	45,192,453	—	45,192,453
Foreign Debt	—	1,855,647	—	1,855,647
Loan Agreements[1]	—	3,381,513	158,658	3,540,171
Municipal Bonds	—	676,422	—	676,422
Common Stock
Consumer Discretionary	14,570,615	402,426	—	14,973,041
Consumer Staples	9,531,281	—	—	9,531,281
Energy	9,030,352	—	—	9,030,352
Financials	17,722,187	340,958	—	18,063,145
Healthcare	16,992,550	—	—	16,992,550
Industrials	14,931,526	275,721	746	15,207,993
Information Technology	24,314,174	150,674	—	24,464,848
Materials	5,023,107	258,946	—	5,282,053
Real Estate	13,977,456	44,936	—	14,022,392
Telecommunication Services	4,719,595	—	—	4,719,595
Utilities	1,653,557	—	—	1,653,557
Exchange-Traded Funds	6,455,603	—	—	6,455,603
Preferred Stock[1]	854,704	167,049	—	1,021,753
US Treasury Obligations	—	6,647,067	—	6,647,067
Short-Term Investments	—	3,010,144	—	3,010,144
Total Value of Securities	$139,776,707	$116,194,621	$159,404	$256,130,732

32 NQ-448 [6/18] 8/18 (566894)

(Unaudited)

	Level 1	Level 2	Level 3	Total
Derivatives:[2]
Assets:
Foreign Currency Exchange
Contracts	$—	$919	$—	$919
Futures Contracts	81,915	—	—	81,915
Swap Contracts	—	845,287	—	845,287
Liabilities:
Foreign Currency Exchange
Contracts	—	(3,115)	—	(3,115)
Futures Contracts	(4,242)	—	—	(4,242)
Swap Contracts	—	(15,657)	—	(15,657)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	95.52%	4.48%	100.00%
Preferred Stock	83.65%	16.35%	—	100.00%

2Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Effective at the close of business on July 27, 2018, Delaware Foundation® Conservative Allocation Fund (Acquired Fund) was reorganized with and into the Fund (Reorganization). The Reorganization was not subject to shareholder approval. The Board had determined that the Reorganization was in the best interests of the Acquired Fund and that the interests of the Acquired Fund’s previously existing shareholders would not have been diluted as a result of the Reorganization.

Management has determined that no other material events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-448 [6/18] 8/18 (566894) 33

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: